                                 SEMI-ANNUAL
                                   REPORT

                              NOVEMBER 30, 1998
                             ------------------
                             MONEY MARKET FUNDS

                NORWEST ADVANTAGE FUNDS-REGISTERED TRADEMARK-


                             MONEY MARKET FUNDS
                      ---------------------------------
                            Cash Investment Fund
                         Ready Cash Investment Fund
                            U.S. Government Fund
                             Treasury Plus Fund
                                Treasury Fund
                         Municipal Money Market Fund

        NOT FDIC INSURED.  -  NO BANK GUARANTEE.  -  MAY LOSE VALUE.

 TABLE OF CONTENTS                                             NOVEMBER 30, 1998

--------------------------------------------------------------------------------

A MESSAGE TO OUR SHAREHOLDERS...............................    1

NORWEST ADVANTAGE FUNDS
         Statements of Assets and Liabilities...............    2
         Statements of Operations...........................    3
         Statements of Changes in Net Assets................    4
         Financial Highlights...............................    5
         Notes to Financial Statements......................    6
         Schedules of Investments...........................    9
                  Cash Investment Fund......................    9
                  Ready Cash Investment Fund................    9
                  U.S. Government Fund......................    9
                  Treasury Plus Fund........................   10
                  Treasury Fund.............................   10
                  Municipal Money Market Fund...............   10
         Notes to Schedules of Investments..................   18

CORE TRUST (DELAWARE)
         Statements of Assets and Liabilities...............   20
         Statements of Operations...........................   21
         Statements of Changes in Net Assets................   22
         Financial Highlights...............................   23
         Notes to Financial Statements......................   24
         Schedules of Investments...........................   25
                  Prime Money Market Portfolio..............   25
                  Money Market Portfolio....................   26
         Notes to Schedules of Investments..................   28

                                                                 [LOGO]

 A MESSAGE TO OUR SHAREHOLDERS

--------------------------------------------------------------------------------

                                                     January 15, 1999

           Dear Valued Shareholder,

               We are pleased to present the Semi-Annual Report for Norwest Advantage Funds for the period June 1 through
           November 30, 1998. This report includes our six money market funds.

               Investors experienced unprecedented market volatility from June through November. After climbing 20% during the first half of the year, the stock market dropped nearly 20% between mid July and September, only to reach record highs by late November. At the same time, government bonds, especially the 30-year Treasury bond, rallied due to an influx of cash from investors seeking shelter from volatility.

               While Asia's economic problems continued to shake the world's financial markets, the U.S. economy withstood the storm for three reasons. First, the fundamentals underlying our economy remain solid: low unemployment, low inflation and sustained growth. Second, both consumers and businesses benefited from falling commodity prices. In addition, the Federal Reserve cut interest rates three times over a two-month period, which restored confidence in financial markets. Consumers capitalized on their good fortune with a spending spree that has kept corporate profits healthy.

               Not all economic sectors fared well in this environment. Domestic large cap stocks and U.S. Treasuries led the market, with many small cap stocks posting negative returns. The performance gap was partly attributed to worsening conditions overseas. Whenever there's trouble in world markets, foreign investors seek a haven for their money in quality investments, namely U.S. blue chip stocks and Treasuries. The inflow of funds helped trigger rallies in these investment categories.

               Looking forward, we urge investors to manage their performance expectations for 1999. Consumer spending will ultimately slow, as will economic growth. Indeed, we've already witnessed a slowdown in the manufacturing sector due to weakening foreign demand for U.S. goods. Plus, we may not have experienced the worst of Asia's problems.

               In short, it's not a time to swing for home runs. Rather, it's a time to be aware of risk and to diversify your portfolio to earn more balanced returns. The fact is, diversification is an investment concept that works in any environment. With this in mind, we offer a broad selection of mutual funds to meet any tolerance for risk and to help you achieve your long-term goals.

               In closing, you are undoubtedly aware that Norwest Corporation has merged with Wells Fargo & Company. We are confident the new organization will continue to serve your investment needs; you can expect the same level of quality service you have to come to expect from Norwest, plus several new products and services designed to give you even more choices.

               Thank you for choosing Norwest Advantage Funds. We look forward to working with you in the future.

                                      Sincerely,

                                      /s/ John Y. Keffer

                                      John Y. Keffer
                                      CHAIRMAN, NORWEST ADVANTAGE
                                      FUNDS

                                                                 [LOGO]

 STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED)              NOVEMBER 30, 1998

--------------------------------------------------------------------------------

                                                                                                             MUNICIPAL
                                     CASH        READY CASH        U.S.        TREASURY                        MONEY
                                  INVESTMENT     INVESTMENT     GOVERNMENT       PLUS         TREASURY         MARKET
                                     FUND           FUND           FUND          FUND           FUND            FUND
                                --------------  ------------  --------------  -----------  --------------  --------------
ASSETS
 Investments (Note 2)
  Investments at cost.........  $6,124,988,227  $888,173,248  $1,815,989,315  $         -  $1,587,658,451  $1,316,241,190
  Repurchase agreements at
      cost....................               -             -     817,940,951        9,874               -               -
                                --------------  ------------  --------------  -----------  --------------  --------------
 Total investments at value...   6,124,988,227   888,173,248   2,633,930,266        9,874   1,587,658,451   1,316,241,190
 Cash.........................               -             -               -            -               -             446
 Receivable for interest and
     other receivables........           2,454             -      10,097,194        1,018       6,464,528      11,554,729
 Receivable for investments
     sold.....................               -             -               -   33,415,244     882,825,241               -
                                --------------  ------------  --------------  -----------  --------------  --------------
TOTAL ASSETS..................   6,124,990,681   888,173,248   2,644,027,460   33,426,136   2,476,948,220   1,327,796,365
                                --------------  ------------  --------------  -----------  --------------  --------------
LIABILITIES
  Payable to custodian for
      account overdraft (Note
      3)......................               -             -      10,379,140            -               -               -
  Payable for investments
      purchased...............               -             -               -            -     348,175,601               -
  Payable to Norwest and
      affiliates (Note 3).....         976,265       173,327         937,970          381         726,257         453,898
  Payable to other related
      parties (Note 3)........         129,376             -         286,065            -         107,358          36,997
  Accrued expenses and other
      liabilities.............           1,971        92,614           5,216        4,900          19,862           3,841
  Dividends payable...........      12,116,811        19,974       9,594,614       21,752       6,107,857       2,430,751
                                --------------  ------------  --------------  -----------  --------------  --------------
TOTAL LIABILITIES.............      13,224,423       285,915      21,203,005       27,033     355,136,935       2,925,487
                                --------------  ------------  --------------  -----------  --------------  --------------
NET ASSETS....................  $6,111,766,258  $887,887,333  $2,622,824,455  $33,399,103  $2,121,811,285  $1,324,870,878
                                --------------  ------------  --------------  -----------  --------------  --------------
                                --------------  ------------  --------------  -----------  --------------  --------------
COMPONENTS OF NET ASSETS
  Paid in capital.............  $6,113,614,310  $887,898,079  $2,622,876,720  $33,398,649  $2,121,143,168  $1,326,197,247
  Undistributed (distributions
      in excess of) net
      investment income.......        (147,521)       (3,100)        (56,270)           -         102,005        (198,272)
  Accumulated net realized
      gain (loss) from
      investments sold........      (1,700,531)       (7,646)          4,005          454         566,112      (1,128,097)
                                --------------  ------------  --------------  -----------  --------------  --------------
NET ASSETS....................  $6,111,766,258  $887,887,333  $2,622,824,455  $33,399,103  $2,121,811,285  $1,324,870,878
                                --------------  ------------  --------------  -----------  --------------  --------------
                                --------------  ------------  --------------  -----------  --------------  --------------
NET ASSETS BY SHARE CLASS
  Single class funds..........  $6,111,766,258  $          -  $2,622,824,455  $33,399,103  $2,121,811,285  $            -
  Investor Shares.............               -   842,877,199               -            -               -      42,538,407
  Exchange Shares.............               -     1,030,590               -            -               -               -
  Institutional Shares........               -             -               -            -               -   1,282,332,471
  Public Entities Shares......               -    43,979,544               -            -               -               -
                                --------------  ------------  --------------  -----------  --------------  --------------
NET ASSETS....................  $6,111,766,258  $887,887,333  $2,622,824,455  $33,399,103  $2,121,811,285  $1,324,870,878
                                --------------  ------------  --------------  -----------  --------------  --------------
                                --------------  ------------  --------------  -----------  --------------  --------------
SHARES OF BENEFICIAL INTEREST
  Single class funds..........   6,113,539,471             -   2,622,920,232   33,398,649   2,121,141,884               -
  Investor Shares.............               -   842,897,224               -            -               -      42,546,122
  Exchange Shares.............               -     1,030,598               -            -               -               -
  Institutional Shares........               -             -               -            -               -   1,282,327,994
  Public Entities Shares......               -    43,979,483               -            -               -               -
NET ASSET VALUE PER SHARE AND
    OFFERING PRICE PER SHARE
    (Net Assets Divided by
    Shares of Beneficial
    Interest)
  All share classes...........  $         1.00  $       1.00  $         1.00  $      1.00  $         1.00  $         1.00

                                                                 [LOGO]
See Notes to Financial Statements

 STATEMENTS OF OPERATIONS (UNAUDITED)          FOR THE PERIOD ENDED NOVEMBER 30,
1998(a)
--------------------------------------------------------------------------------

                                                 CASH         READY CASH        U.S.       TREASURY                    MUNICIPAL
                                              INVESTMENT      INVESTMENT     GOVERNMENT      PLUS        TREASURY     MONEY MARKET
                                                 FUND            FUND           FUND         FUND          FUND           FUND
                                             -------------   ------------   ------------   ---------   ------------   ------------
INVESTMENT INCOME
  Interest income..........................  $148,899,385    $22,538,341    $73,257,278    $219,687    $38,579,014    $20,281,586
  Net expenses from Portfolios (Note 1)....    (6,814,142)    (1,596,248)             -           -              -              -
                                             -------------   ------------   ------------   ---------   ------------   ------------
Total Investment Income....................   142,085,243     20,942,093     73,257,278     219,687     38,579,014     20,281,586
                                             -------------   ------------   ------------   ---------   ------------   ------------
EXPENSES
  Advisory (Note 3)........................             -              -      1,818,339       8,883      1,128,936      1,902,250
  Management and Administration (Note 3)...     1,321,938        600,396      1,348,158       4,442        773,656        592,300
  Transfer agent (Note 3)
    Single class funds.....................     5,287,752              -      3,370,397      11,104      1,934,141              -
    Investor Shares........................             -        983,367              -           -              -         52,221
    Exchange Shares........................             -          1,124              -           -              -              -
    Institutional Shares...................             -              -              -           -              -        550,524
    Public Entities Shares.................             -          6,467              -           -              -              -
  Custody (Note 3).........................             -              -        142,336         888         84,886         64,662
  Accounting (Note 3)......................         6,000         12,000         33,000      16,419         30,000         48,000
  Legal....................................        51,612          7,896         26,311          22         14,009         11,060
  Registration.............................        56,833         49,682         28,541       1,925         24,569         37,120
  Audit....................................         2,950          2,950          9,438       8,000          8,000          8,450
  Trustees.................................        38,271          5,982         19,557          32         10,824          8,260
  Distribution fees -- Exchange Shares
    (Note 3)...............................             -          4,498              -           -              -              -
  Miscellaneous............................        23,272          3,734         30,372         419         16,213         14,514
                                             -------------   ------------   ------------   ---------   ------------   ------------
TOTAL EXPENSES.............................     6,788,628      1,678,096      6,826,449      52,134      4,025,234      3,289,361
  Fees waived and expenses reimbursed (Note
    4).....................................      (899,334)       (15,149)       (85,478)    (29,926)      (466,349)      (676,185)
                                             -------------   ------------   ------------   ---------   ------------   ------------
NET EXPENSES...............................     5,889,294      1,662,947      6,740,971      22,208      3,558,885      2,613,176
                                             -------------   ------------   ------------   ---------   ------------   ------------
NET INVESTMENT INCOME (LOSS)...............   136,195,949     19,279,146     66,516,307     197,479     35,020,129     17,668,410
                                             -------------   ------------   ------------   ---------   ------------   ------------
NET REALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gain (loss) on investments
    sold...................................             -              -        287,400         454        387,617         (6,631)
  Net realized gain (loss) on investments
    in Portfolios..........................        58,297          8,294              -           -              -              -
                                             -------------   ------------   ------------   ---------   ------------   ------------
NET REALIZED GAIN (LOSS) ON INVESTMENTS....        58,297          8,294        287,400         454        387,617         (6,631)
                                             -------------   ------------   ------------   ---------   ------------   ------------
INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS..........................  $136,254,246    $19,287,440    $66,803,707    $197,933    $35,407,746    $17,661,779
                                             -------------   ------------   ------------   ---------   ------------   ------------
                                             -------------   ------------   ------------   ---------   ------------   ------------
                                                                                             Jul 6,
(a) Beginning of period....................   Jun 1, 1998    Jun 1, 1998    Jun 1, 1998        1998    Jun 1, 1998    Jun 1, 1998

                                                                 [LOGO]
See Notes to Financial Statements

                                                 FOR THE YEAR ENDED MAY 31, 1998
STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED) AND THE PERIOD ENDED NOVEMBER 30, 1998
--------------------------------------------------------------------------------

                             CASH                                              TREASURY                      MUNICIPAL MONEY
                          INVESTMENT       READY CASH      U.S. GOVERNMENT       PLUS                            MARKET
                             FUND        INVESTMENT FUND        FUND           FUND (c)     TREASURY FUND         FUND
                        --------------   ---------------   ---------------   ------------   --------------   ---------------
NET ASSETS -- MAY 31,
  1997................  $2,147,893,640   $ 1,927,115,608   $1,912,574,006    $          -   $1,003,696,510   $   690,270,611
                        --------------   ---------------   ---------------   ------------   --------------   ---------------
OPERATIONS
  Net investment
    income (loss).....     203,656,282        50,187,684      114,966,133               -       58,492,565        28,902,887
  Net realized gain
    (loss) on
    investments
    sold..............         (53,352)           48,398          (48,377)              -          358,352           172,328
                        --------------   ---------------   ---------------   ------------   --------------   ---------------
  Net increase
    (decrease) in net
    assets resulting
    from operations...     203,602,930        50,236,082      114,917,756               -       58,850,917        29,075,215
                        --------------   ---------------   ---------------   ------------   --------------   ---------------
DISTRIBUTIONS TO
  SHAREHOLDERS FROM
  Net investment
    income
    Single class
      funds...........    (203,656,282)                -     (114,966,133)              -      (58,492,565)                -
    Investor Shares...               -       (32,585,755)               -               -                -        (1,571,100)
    Exchange Shares...               -           (15,813)               -               -                -                 -
    Institutional
      Shares..........               -       (17,586,116)               -               -                -       (27,331,787)
  Net realized gain on
    investments
    Investor Shares...               -                 -                -               -                -            (3,249)
    Institutional
      Shares..........               -                 -                -               -                -           (58,183)
                        --------------   ---------------   ---------------   ------------   --------------   ---------------
  Total distributions
    to shareholders...    (203,656,282)      (50,187,684)    (114,966,133)              -      (58,492,565)      (28,964,319)
                        --------------   ---------------   ---------------   ------------   --------------   ---------------
CAPITAL SHARE
  TRANSACTIONS (AT
  $1.00 PER SHARE)
  Sale of shares
    Single class
      funds...........  12,012,845,493                 -    8,855,872,101               -    4,446,530,993                 -
    Investor Shares...               -       659,278,049                -               -                -        81,294,057
    Exchange Shares...               -         1,123,635                -               -                -                 -
    Institutional
      Shares..........               -     1,297,000,821                -               -                -     2,529,846,649
  Reinvestment of
    distributions
    Single class
      funds...........     114,097,582                 -       18,495,730               -       18,522,775                 -
    Investor Shares...               -        32,598,158                -               -                -         1,574,299
    Exchange Shares...               -            15,986                -               -                -                 -
    Institutional
      Shares..........               -            40,511                -               -                -         4,917,786
  Redemption of shares
    Single class
      funds...........  (9,588,965,206)                -   (8,526,685,614)              -   (4,028,593,568)                -
    Investor Shares...               -      (478,499,142)               -               -                -       (93,421,410)
    Exchange Shares...               -        (1,457,455)               -               -                -                 -
    Institutional
      Shares..........               -    (2,647,547,501)               -               -                -    (2,192,829,602)
                        --------------   ---------------   ---------------   ------------   --------------   ---------------
  Net increase
    (decrease) from
    capital share
    transactions......   2,537,977,869    (1,137,446,938)     347,682,217               -      436,460,200       331,381,779
                        --------------   ---------------   ---------------   ------------   --------------   ---------------
  Net increase
    (decrease) in net
    assets............   2,537,924,517    (1,137,398,540)     347,633,840               -      436,818,552       331,492,675
                        --------------   ---------------   ---------------   ------------   --------------   ---------------
NET ASSETS -- MAY 31,
  1998 -- (INCLUDING
  LINE(a))............   4,685,818,157       789,717,068    2,260,207,846               -    1,440,515,062     1,021,763,286
                        --------------   ---------------   ---------------   ------------   --------------   ---------------
OPERATIONS
  Net investment
    income (loss).....     136,195,949        19,279,146       66,516,307         197,479       35,020,129        17,668,410
  Net realized gain
    (loss) on
    investments
    sold..............          58,297             8,294          287,400             454          387,617            (6,631)
                        --------------   ---------------   ---------------   ------------   --------------   ---------------
  Net increase
    (decrease) in net
    assets resulting
    from operations...     136,254,246        19,287,440       66,803,707         197,933       35,407,746        17,661,779
                        --------------   ---------------   ---------------   ------------   --------------   ---------------
DISTRIBUTIONS TO
  SHAREHOLDERS FROM
  Net investment
    income
    Single class
      funds...........    (136,195,949)                -      (66,516,307)       (197,479)     (35,020,129)                -
    Investor Shares...               -       (18,938,881)               -               -                -          (607,578)
    Exchange Shares...               -           (18,032)               -               -                -                 -
    Institutional
      Shares..........               -                 -                -               -                -       (17,060,832)
    Public Entities
      Shares..........               -          (322,233)               -               -                -                 -
                        --------------   ---------------   ---------------   ------------   --------------   ---------------
  Total distributions
    to shareholders...    (136,195,949)      (19,279,146)     (66,516,307)       (197,479)     (35,020,129)      (17,668,410)
                        --------------   ---------------   ---------------   ------------   --------------   ---------------
CAPITAL SHARE
  TRANSACTIONS (AT
  $1.00 PER SHARE)
  Sale of shares
    Single class
      funds...........  16,680,590,719                 -   11,908,417,216     495,354,703    4,958,656,065                 -
    Investor Shares...               -       219,469,139                -               -                -        20,049,984
    Exchange Shares...               -         1,696,645                -               -                -                 -
    Institutional
      Shares..........               -                 -                -               -                -     2,356,566,883
    Public Entities
      Shares..........               -        72,589,778                -               -                -                 -
  Reinvestment of
    distributions
    Single class
      funds...........      64,283,483                 -        9,481,294         154,904        8,718,311                 -
    Investor Shares...               -        18,935,576                -               -                -           607,647
    Exchange Shares...               -            16,675                -               -                -                 -
    Institutional
      Shares..........               -                 -                -               -                -         3,251,797
    Public Entities
      Shares..........               -           325,202                -               -                -                 -
  Redemption of shares
    Single class
      funds...........  (15,318,984,398)               -   (11,555,569,301)  (462,110,958)  (4,286,465,770)                -
    Investor Shares...               -      (184,915,545)               -               -                -       (22,189,574)
    Exchange Shares...               -        (1,020,002)               -               -                -                 -
    Institutional
      Shares..........               -                 -                -               -                -    (2,055,172,514)
    Public Entities
      Shares..........               -       (28,935,497)               -               -                -                 -
                        --------------   ---------------   ---------------   ------------   --------------   ---------------
  Net increase
    (decrease) from
    capital share
    transactions......   1,425,889,804        98,161,971      362,329,209      33,398,649      680,908,606       303,114,223
                        --------------   ---------------   ---------------   ------------   --------------   ---------------
  Net increase
    (decrease) in net
    assets............   1,425,948,101        98,170,265      362,616,609      33,399,103      681,296,223       303,107,592
                        --------------   ---------------   ---------------   ------------   --------------   ---------------
NET ASSETS -- NOVEMBER
  30, 1998 (INCLUDING
  LINE (b))...........  $6,111,766,258   $   887,887,333   $2,622,824,455    $ 33,399,103   $2,121,811,285   $ 1,324,870,878
                        --------------   ---------------   ---------------   ------------   --------------   ---------------
                        --------------   ---------------   ---------------   ------------   --------------   ---------------
  Undistributed
    (distributions in
    excess of) net
    investment income

    (a) May 31,
      1998............  $     (147,521)  $        (3,100)  $      (56,270)   $          -   $      102,005   $      (198,272)
                        --------------   ---------------   ---------------   ------------   --------------   ---------------
                        --------------   ---------------   ---------------   ------------   --------------   ---------------
    (b) November 30,
      1998............  $     (147,521)  $        (3,100)  $      (56,270)   $          -   $      102,005   $      (198,272)
                        --------------   ---------------   ---------------   ------------   --------------   ---------------
                        --------------   ---------------   ---------------   ------------   --------------   ---------------
    (c) Commencement
      of operations
      was July 6,
      1998.

                                                                 [LOGO]
See Notes to Financial Statements

 FINANCIAL HIGHLIGHTS (UNAUDITED)

--------------------------------------------------------------------------------

 SELECTED DATA FOR A SHARE OUTSTANDING DURING THE PERIODS

                                BEGINNING                 NET REALIZED    DIVIDENDS      CAPITAL
                                NET ASSET      NET       AND UNREALIZED    FROM NET    CONTRIBUTION   ENDING NET
                                VALUE PER   INVESTMENT      LOSS ON       INVESTMENT       FROM       ASSET VALUE
                                  SHARE       INCOME      INVESTMENTS       INCOME       ADVISER       PER SHARE
                                ---------   ----------   --------------   ----------   ------------   -----------
CASH INVESTMENT FUND
  Six Months Ended November
    30, 1998..................    $1.00       $0.026        $     -        $(0.026)       $    -         $1.00
  Year Ended May 31,
  1998........................     1.00        0.053              -         (0.053)            -          1.00
  1997........................     1.00        0.051              -         (0.051)            -          1.00
  1996........................     1.00        0.054              -         (0.054)            -          1.00
  1995........................     1.00        0.049              -         (0.049)            -          1.00
  1994........................     1.00        0.031              -         (0.031)            -          1.00
READY CASH INVESTMENT FUND
INVESTOR SHARES
  Six Months Ended November
    30, 1998..................     1.00        0.024              -         (0.024)            -          1.00
  Year Ended May 31,
  1998........................     1.00        0.050              -         (0.050)            -          1.00
  1997........................     1.00        0.047              -         (0.047)            -          1.00
  1996........................     1.00        0.051              -         (0.051)            -          1.00
  1995........................     1.00        0.045              -         (0.045)            -          1.00
  1994........................     1.00        0.027              -         (0.027)            -          1.00
EXCHANGE SHARES
  Six Months Ended November
    30, 1998..................     1.00        0.022              -         (0.022)            -          1.00
  Year Ended May 31,
  1998........................     1.00        0.050         (0.008)        (0.042)            -          1.00
  1997........................     1.00        0.040              -         (0.040)            -          1.00
  1996........................     1.00        0.043              -         (0.043)            -          1.00
  1995........................     1.00        0.038              -         (0.038)            -          1.00
  May 9, 1994(b) to May 31,
    1994......................     1.00        0.001              -         (0.001)            -          1.00
PUBLIC ENTITIES SHARES
  September 2, 1998(b) to
    November 30, 1998.........     1.00        0.012              -         (0.012)            -          1.00
U.S. GOVERNMENT FUND
  Six Months Ended November
    30, 1998..................     1.00        0.025              -         (0.025)            -          1.00
  Year Ended May 31,
  1998........................     1.00        0.051              -         (0.051)            -          1.00
  1997........................     1.00        0.049              -         (0.049)            -          1.00
  1996........................     1.00        0.052              -         (0.052)            -          1.00
  1995........................     1.00        0.047              -         (0.047)            -          1.00
  1994........................     1.00        0.030              -         (0.030)            -          1.00
TREASURY PLUS FUND
  July 6, 1998(b) to November
    30, 1998..................     1.00        0.011              -         (0.011)            -          1.00
TREASURY FUND
  Six Months Ended November
    30, 1998..................     1.00        0.023              -         (0.023)            -          1.00
  Year Ended May 31,
  1998........................     1.00        0.049              -         (0.049)            -          1.00
  1997........................     1.00        0.047              -         (0.047)            -          1.00
  1996........................     1.00        0.050              -         (0.050)            -          1.00
  1995........................     1.00        0.046              -         (0.046)            -          1.00
  1994........................     1.00        0.028              -         (0.028)            -          1.00
MUNICIPAL MONEY MARKET FUND
INVESTOR SHARES
  Six Months Ended November
    30, 1998..................     1.00        0.015              -         (0.015)            -          1.00
  Year Ended May 31,
  1998........................     1.00        0.031              -         (0.031)            -          1.00
  1997........................     1.00        0.030              -         (0.030)            -          1.00
  1996........................     1.00        0.033              -         (0.033)            -          1.00
  1995........................     1.00        0.031         (0.004)        (0.031)        0.004          1.00
  1994........................     1.00        0.021              -         (0.021)            -          1.00
INSTITUTIONAL SHARES
  Six Months Ended November
    30, 1998..................     1.00        0.016              -         (0.016)            -          1.00
  Year Ended May 31,
  1998........................     1.00        0.033              -         (0.033)            -          1.00
  1997........................     1.00        0.032              -         (0.032)            -          1.00
  1996........................     1.00        0.035              -         (0.035)            -          1.00
  1995........................     1.00        0.033         (0.004)        (0.033)        0.004          1.00
  August 3, 1993(b) to May 31,
    1994......................     1.00        0.019              -         (0.019)            -          1.00

                                                  RATIOS TO AVERAGE
                                                     NET ASSETS                                           NET ASSETS
                                -----------------------------------------------------                      AT END OF
                                                                            NET                             PERIOD
                                     NET                GROSS            INVESTMENT          TOTAL          (000'S
                                   EXPENSES          EXPENSES(a)           INCOME           RETURN         OMITTED)
                                --------------     ---------------     --------------     -----------     -----------
CASH INVESTMENT FUND
  Six Months Ended November
    30, 1998..................     0.48%(c)(e)         0.51%(c)(e)        5.15%(c)(e)        2.61%         $6,111,766
  Year Ended May 31,
  1998........................     0.48%(e)            0.57%(e)           5.29%(e)           5.42%         4,685,818
  1997........................     0.48%               0.49%              5.07%              5.21%         2,147,894
  1996........................     0.48%               0.49%              5.36%              5.50%         1,739,549
  1995........................     0.48%               0.50%              4.87%              4.96%         1,464,304
  1994........................     0.49%               0.49%              3.11%              3.16%         1,381,402
READY CASH INVESTMENT FUND
INVESTOR SHARES
  Six Months Ended November
    30, 1998..................     0.82%(c)(e)         0.82%(c)(e)        4.81%(c)(e)        2.44%           842,877
  Year Ended May 31,
  1998........................     0.82%(e)            0.82%(e)           4.95%(e)           5.07%           789,380
  1997........................     0.82%               0.83%              4.75%              4.87%           576,011
  1996........................     0.82%               0.87%              5.02%              5.17%           473,879
  1995........................     0.82%               0.91%              4.64%              4.62%           268,603
  1994........................     0.82%               0.92%              2.70%              2.74%           164,138
EXCHANGE SHARES
  Six Months Ended November
    30, 1998..................     1.57%(c)(e)         2.75%(c)(e)        4.01%(c)(e)        2.06%             1,031
  Year Ended May 31,
  1998........................     1.56%(e)            5.57%(e)           4.21%(e)           4.29%               337
  1997........................     1.57%               5.66%              4.03%              4.09%               655
  1996........................     1.57%               8.24%              4.32%              4.38%               129
  1995........................     1.57%               6.32%              3.62%              3.69%               160
  May 9, 1994(b) to May 31,
    1994......................     1.53%(c)            1.85%(c)           2.48%(c)           2.51%(c)            151
PUBLIC ENTITIES SHARES
  September 2, 1998(b) to
    November 30, 1998.........     0.52%(c)(e)         0.67%(c)(e)        4.98%(c)(e)        1.23%            43,980
U.S. GOVERNMENT FUND
  Six Months Ended November
    30, 1998..................     0.50%(c)            0.51%(c)           4.93%(c)           2.50%         2,622,824
  Year Ended May 31,
  1998........................     0.50%               0.51%              5.08%              5.20%         2,260,208
  1997........................     0.49%               0.49%              4.91%              5.04%         1,912,574
  1996........................     0.50%               0.51%              5.13%              5.27%         1,649,721
  1995........................     0.50%               0.52%              4.68%              4.81%         1,159,421
  1994........................     0.47%               0.53%              3.02%              3.07%         1,091,141
TREASURY PLUS FUND
  July 6, 1998(b) to November
    30, 1998..................     0.50%(c)            1.17%(c)           4.45%(c)           1.15%            33,399
TREASURY FUND
  Six Months Ended November
    30, 1998..................     0.46%(c)            0.52%(c)           4.53%(c)           2.31%         2,121,811
  Year Ended May 31,
  1998........................     0.46%               0.54%              4.89%              5.00%         1,440,515
  1997........................     0.46%               0.53%              4.74%              4.87%         1,003,697
  1996........................     0.46%               0.56%              4.91%              5.04%           802,270
  1995........................     0.46%               0.57%              4.62%              4.65%           661,098
  1994........................     0.46%               0.58%              2.81%              2.83%           526,483
MUNICIPAL MONEY MARKET FUND
INVESTOR SHARES
  Six Months Ended November
    30, 1998..................     0.65%(c)            0.88%(c)           2.91%(c)           1.47%            42,538
  Year Ended May 31,
  1998........................     0.65%               0.83%              3.13%              3.18%            44,070
  1997........................     0.65%               0.87%              3.01%              3.08%            54,616
  1996........................     0.65%               0.88%              3.25%              3.31%            57,021
  1995........................     0.65%               0.93%              3.10%              3.13%(d)         47,424
  1994........................     0.65%               0.99%              2.03%              2.09%            33,554
INSTITUTIONAL SHARES
  Six Months Ended November
    30, 1998..................     0.45%(c)            0.56%(c)           3.10%(c)           1.57%         1,282,332
  Year Ended May 31,
  1998........................     0.45%               0.59%              3.32%              3.39%           977,693
  1997........................     0.45%               0.70%              3.21%              3.28%           635,655
  1996........................     0.45%               0.72%              3.41%              3.52%           592,436
  1995........................     0.45%               0.74%              3.37%              3.33%(d)        278,953
  August 3, 1993(b) to May 31,
    1994......................     0.45%(c)            0.77%(c)           2.33%(c)           2.34%(c)        190,356

(a) During each period, various fees were waived and reimbursed. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements (Note 4).
(b) Commencement of operations.
(c) Annualized.
(d) The total return for 1995 includes the effect of a capital contribution from the Adviser. Without the capital contribution, the total return would have been 2.59% for Investor shares and 2.79% for Institutional shares.
(e) Includes expenses allocated from the Portfolio(s) in which the Fund invests.

                                                                 [LOGO]
See Notes to Financial Statements

 NOTES TO FINANCIAL STATEMENTS (UNAUDITED)                     NOVEMBER 30, 1998
--------------------------------------------------------------------------------

 NOTE 1. ORGANIZATION

Norwest Advantage Funds (the "Trust") is organized as a Delaware business trust and is registered as an open-end management investment company. The Trust currently has thirty-nine separate investment portfolios. These financial statements relate to the six money market investment portfolios of the Trust (individually, a "Fund" and, collectively, the "Funds"), each of which is a diversified portfolio. The classes of each Fund and their respective dates of commencement of operations are as follows:

Cash Investment Fund...................................................................................  October 14, 1987
Ready Cash Investment Fund (Investor Shares)...........................................................  January 20, 1988
Ready Cash Investment Fund (Exchange Shares)...........................................................  May 9, 1994
Ready Cash Investment Fund (Public Entities Shares)....................................................  September 2, 1998
U.S. Government Fund...................................................................................  November 16, 1987
Treasury Plus Fund.....................................................................................  July 6, 1998
Treasury Fund..........................................................................................  December 3, 1990
Municipal Money Market Fund (Investor Shares)..........................................................  January 7, 1988
Municipal Money Market Fund (Institutional Shares).....................................................  August 3, 1993

Each share of each class represents an undivided, proportionate interest in a Fund. Exchange Shares are sold only through the exchange privilege available to shareholders of B class shares of the various fixed income and equity funds of the Trust, and are subject to a contingent deferred sales charge upon redemption. Shareholders of Investor Shares incur no sales charge. Public Entities Shares, offered primarily to Minnesota public entities, are sold without a sales charge and do not incur distribution expenses. Under its Trust Instrument, the Trust is authorized to issue, by each Fund, by each class of shares, an unlimited number of shares of beneficial interest without par value.

MASTER-FEEDER ARRANGEMENT - Cash Investment Fund seeks to achieve its investment objective by investing all its investable assets evenly in two portfolios (individually, a "Portfolio" and, collectively, the "Portfolios") of Core Trust (Delaware) ("Core Trust"), a registered, open-end management investment company. These Portfolios, Prime Money Market Portfolio and Money Market Portfolio, have identical investment objectives and investment policies, except that Prime Money Market Portfolio seeks to maintain a rating from a nationally recognized statistical rating organization ("NRSRO"). Ready Cash Investment Fund seeks to achieve its investment objective by investing all its investable assets in Prime Money Market Portfolio. Each Portfolio directly acquires portfolio securities, and a Fund investing in a Portfolio acquires an indirect interest in those securities. The Funds account for their investment in a Portfolio as a partnership investment and record daily their share of the Portfolio's income, expenses and realized and unrealized gain and loss. This is commonly referred to as a master-feeder arrangement. The financial statements of the Portfolios are included with this report and should be read in conjunction with the Funds' financial statements. As of November 30, 1998, the percentages of Prime Money Market Portfolio and Money Market Portfolio owned by Cash Investment Fund were 77.5% and 99.2%, respectively. The percentage of Prime Money Market Portfolio owned by Ready Cash Investment Fund was 22.5%.

 NOTE 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

These financial statements are prepared in accordance with generally accepted accounting principles, which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increase and decrease in net assets from operations during the fiscal period. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the
Funds:

SECURITY VALUATION - Each Fund determines its net asset value as of 1:00 p.m., Pacific time, on each Fund business day. Cash Investment Fund and Ready Cash Investment Fund record their investments in the Portfolios at value. Valuation of securities held in the Portfolios is discussed in Note 2 of the Core Trust Notes to Financial Statements. Securities held by the other Funds are valued by utilizing the amortized cost method pursuant to Rule 2a-7 under the Investment Company Act of 1940 (the "Act"). Under this method, all investments purchased at a discount or premium are valued by accreting or amortizing, respectively, the difference between the original purchase price and maturity value of the issue over the period to maturity.

INTEREST INCOME AND EXPENSES - Each Fund accrues its own expenses. Cash Investment Fund and Ready Cash Investment Fund record daily a pro rata share of the Portfolios' income, expenses and realized gain and loss. Interest income is recorded on the accrual basis and includes amortization of premiums and discounts. Expenses of Cash Investment Fund and Ready Cash Investment Fund include their pro rata amounts of expenses of the Portfolios in which they invest.

DISTRIBUTIONS TO SHAREHOLDERS - Dividends are declared daily, and paid monthly, to shareholders and net capital gain, if any, is distributed to shareholders at least annually. Distributions are based on amounts calculated in accordance with applicable federal income tax regulations, which may differ from generally accepted accounting principles. These differences are due primarily to differing treatments of income and gain on various investment securities held by the Fund, timing differences and differing characterizations of distributions made by the Funds.

FEDERAL TAXES - Each Fund intends to qualify, and continue to qualify, each year as a regulated investment company and distribute all its taxable income. In addition, by distributing in each calendar year substantially all its net investment income, capital gain and certain other amounts, if any, each Fund will not be subject to a federal excise tax. Therefore, no federal income or excise tax provision is required.

                                                                 [LOGO]

 NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)         NOVEMBER 30, 1998
--------------------------------------------------------------------------------

 NOTE 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

REPURCHASE AGREEMENTS - Except for the Treasury Fund, each Fund may invest in repurchase agreements. The Funds, through their custodian, receive delivery of the underlying collateral, whose market value must always equal or exceed the repurchase price. The investment adviser is responsible for determining the value of the underlying collateral at all times. In the event of default, a Fund may have difficulties with the disposition of such securities held as collateral.

EXPENSE ALLOCATION - The Trust accounts separately for the assets, liabilities and operations of each Fund. Expenses that are directly attributable to more than one Fund are allocated among the respective Funds. Expenses that are directly attributable to a class of shares are allocated to that class.

REALIZED GAIN AND LOSS - Security transactions are recorded on a trade date basis. Realized gain and loss on investments sold are recorded on the basis of identified cost for both financial statement and federal income tax purposes.

 NOTE 3. ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The investment adviser of each Fund is Norwest Investment Management, Inc. ("Adviser"), a wholly owned subsidiary of Norwest Bank Minnesota, N. A. ("Norwest"). Norwest is a subsidiary of Norwest Corporation. The Adviser receives an advisory fee from U.S. Government Fund, Treasury Plus Fund and Treasury Fund at an annual rate of 0.20% of each Funds' average daily net assets for the first $300 million net assets of each Fund, declining to 0.12% of the average daily net assets of each Funds' net assets in excess of $700 million. The Adviser receives an advisory fee from Municipal Money Market Fund at an annual rate of 0.35% of the average daily net assets for the first $500 million of net assets of the Fund, declining to 0.30% of the average daily net assets of the Fund's net assets in excess of $1 billion. The Advisor does not receive advisory fees with respect to Cash Investment Fund and Ready Cash Investment Fund as long as the Funds remain completely invested in the Portfolios.

MANAGEMENT, ADMINISTRATION AND DISTRIBUTION SERVICES - Forum Financial Services, Inc. ("FFSI"), supervises the overall management of the Trust other than investment advisory services. Forum Administrative Services, LLC ("FAdS") is the administrator to the Trust. For their services, FFSI and FAdS each receive a fee with respect to U.S. Government Fund, Treasury Plus Fund, Treasury Fund and Institutional Shares of Municipal Money Market Fund at an annual rate of 0.05% of the Fund's (of class') average daily net assets; with respect to Investor Shares of Municipal Money Market Fund at an annual rate of 0.10% of the class' average daily net assets; and with respect to each other Fund at an annual rate of 0.025% of the Fund's average daily net assets.

TRANSFER AGENT, DIVIDEND DISBURSING AGENT AND CUSTODIAN - Norwest serves as the Trust's transfer agent and dividend disbursing agent. For these services, Norwest receives a fee at an annual rate of 0.20% of the average daily net assets of Cash Investment Fund, 0.10% of the average daily net assets of Municipal Money Market Fund attributable to Institutional Shares and up to 0.25% of the average daily net assets attributable to the other classes of the Funds.

Norwest also serves as each Fund's custodian. Norwest receives a fee for its custodial services with respect to each Fund at an annual rate of 0.02% of the first $100 million of a Fund's average daily net assets, 0.015% of the next $100 million of a Fund's average daily net assets and 0.01% of a Fund's remaining average daily net assets. No fee is directly payable by a Fund to the extent the Fund is invested in a Portfolio.

DISTRIBUTION SERVICES - The Trust has adopted a Distribution Plan (the "Plan") with respect to Exchange Shares of Ready Cash Investment Fund pursuant to Rule 12b-1 under the Act. The Plan authorizes payment to FFSI of an annual distribution service fee of 0.75% of the average daily net assets, and a maintenance fee of 0.25% of the average daily net assets of Ready Cash Investment Fund attributable to Exchange Shares. No maintenance fees were incurred by the Fund during the period ended November 30, 1998. The distribution payments are used to reimburse the distributor for (i) sales commissions at levels set from time to time by the Board of Trustees ("Board"), not to exceed 6.25% of the amount received by the Fund for each Exchange share sold (excluding reinvestment of dividends and distributions) and (ii) interest calculated by applying the rate of 1% over the prime rate to the outstanding balance of unreimbursed distribution charges. The current sales commission rate is based upon that rate in effect for the fixed income or equity fund from which the shareholder exchanged its shares. The Plan may be terminated by vote of a majority of the Fund's shareholders or by vote of a majority of the Board which do not have any direct or indirect financial interest in the Plan. In the event the Plan is terminated or not continued, at the discretion of the Board, the Fund may continue to pay distribution service fees to FFSI (but only with respect to sales that occurred prior to the termination or discontinuance of the
Plan) until the earlier of (a) four years after the date of termination or discontinuance or (b) such time as there exist no unreimbursed distribution charges attributable to that Fund under the Plan, as calculated pursuant to the Plan. Unreimbursed distribution charges at November 30, 1998, for Ready Cash Investment Fund, were $4,498.

OTHER SERVICES PROVIDERS - Effective June 1, 1997, Forum Accounting Services, LLC ("FAcS"), provided portfolio accounting services to each Fund. Prior to June 1, 1997, Forum Financial Corp.-Registered Trademark- ("FFC") provided portfolio accounting services to each Fund pursuant to a separate agreement. Terms of the agreements are identical in all material respects, including fees.

                                                                 [LOGO]

 NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONCLUDED)         NOVEMBER 30, 1998
--------------------------------------------------------------------------------

 NOTE 4. VOLUNTARY FEE WAIVERS AND REIMBURSEMENT OF EXPENSES

Norwest, Adviser, FAdS and FFSI have voluntarily waived a portion of their fees and have reimbursed certain expenses of the Funds so that total expenses, including indirect expenses borne by the Funds as a result of investing in the corresponding Portfolio, would not exceed certain expense limitations established for each Fund. Each service provider, at their discretion, may revise or discontinue the voluntary fee waivers and expense reimbursements at any time. For the period ended November 30, 1998, fees waived and expenses reimbursed by the Trust's service providers were as follows:

                                                                                          EXPENSES       TOTAL FEES
                                                          FEES WAIVED                    REIMBURSED        WAIVED
                                          -------------------------------------------   -------------   AND EXPENSES
FUND                                         NORWEST        ADVISER       FADS/FFSI         FFSI         REIMBURSED
----------------------------------------  -------------   -----------   -------------   -------------   -------------
Cash Investment Fund....................  $           -   $         -   $    899,334    $          -    $    899,334
Ready Cash Investment Fund..............              -             -         11,617           3,532          15,149
U.S. Government Fund....................              -             -         85,478               -          85,478
Treasury Plus Fund......................         11,104         8,883          4,442           5,497          29,926
Treasury Fund...........................              -             -        466,349               -         466,349
Municipal Money Market Fund.............        164,894             -        511,291               -         676,185

 NOTE 5. FEDERAL INCOME TAXES

As of November 30, 1998, certain of the Funds had capital loss carryovers available to offset future capital gains as follows:

                                                     YEAR OF EXPIRATION
                                          -----------------------------------------
                                              2003           2005          2006           TOTAL
                                          -------------   -----------   -----------   -------------
Cash Investment Fund....................  $   1,663,035   $         -   $    75,562   $   1,738,597
Ready Cash Investment Fund..............         10,906             -             -          10,906
U.S. Government Fund....................        217,471             -             -         217,471
Municipal Money Market Fund.............              -     1,121,466             -       1,121,466

                                                                 [LOGO]

 SCHEDULES OF INVESTMENTS (UNAUDITED)                          NOVEMBER 30, 1998

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                     VALUE
------------------------------------------------------------------------
                          CASH INVESTMENT FUND
------------------------------------------------------------------------
          N/A   Prime Money Market Portfolio of Core
                  Trust (Delaware)                        $3,062,482,731
          N/A   Money Market Portfolio of Core Trust
                  (Delaware)                               3,062,505,496
                                                          --------------
TOTAL INVESTMENTS (100.0%)                                $6,124,988,227
                                                          --------------
                                                          --------------
------------------------------------------------------------------------
                       READY CASH INVESTMENT FUND
------------------------------------------------------------------------
          N/A   Prime Money Market Portfolio of Core
                  Trust (Delaware)                        $  888,173,248
                                                          --------------

TOTAL INVESTMENTS (100.0%)                                $  888,173,248
                                                          --------------
                                                          --------------
------------------------------------------------------------------------
                          U.S. GOVERNMENT FUND
------------------------------------------------------------------------
 AGENCY NOTES (36.9%)
FFCB (3.7%)
   45,000,000   5.65%, 1/4/99                             $   44,997,511
   16,365,000   5.30%, 2/2/99                                 16,355,176
   25,000,000   5.38%, 3/2/99                                 24,991,337
   12,400,000   5.60%, 5/3/99                                 12,411,258
                                                          --------------
TOTAL FFCB                                                    98,755,282
                                                          --------------
FHLB (11.5%)
   50,000,000   5.19% V/R, 12/7/98                            50,000,000
   25,000,000   5.83%, 12/17/98                               24,999,551
    8,500,000   5.03%, 2/23/99                                 8,488,699
   17,000,000   5.58%, 3/11/99                                17,035,363
   28,250,000   5.60%, 3/30/99                                28,250,000
    3,285,000   5.51%, 4/1/99                                  3,292,842
   50,000,000   5.03% V/R, 4/9/99                             49,991,165
    3,650,000   6.20%, 5/14/99                                 3,673,957
   12,750,000   5.61%, 6/18/99                                12,800,317
   30,000,000   5.51%, 7/6/99                                 29,987,236
   50,000,000   4.84% V/R, 11/12/99                           49,972,036
   25,000,000   4.84% V/R, 11/16/99                           24,983,221
                                                          --------------

TOTAL FHLB                                                   303,474,387
                                                          --------------
FHLMC (5.9%)
  100,000,000   4.86% V/R, 4/21/99                            99,977,206
   20,590,000   7.13%, 7/21/99                                20,883,204
   35,000,000   4.96% V/R, 8/27/99                            34,963,271
                                                          --------------

TOTAL FHLMC                                                  155,823,681
                                                          --------------
FNMA (11.6%)
   30,000,000   5.25%, 1/19/99                                30,000,000
    9,800,000   5.33%, 2/12/99                                 9,805,204
    5,000,000   5.38%, 2/12/99                                 4,998,850
   10,000,000   4.95%, 2/22/99                                 9,985,193
   50,000,000   5.03% V/R, 4/9/99                             49,991,165
   10,000,000   6.42%, 4/15/99                                10,051,993
   16,300,000   5.63%, 5/6/99                                 16,299,030

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                     VALUE
------------------------------------------------------------------------
                    U.S. GOVERNMENT FUND (continued)
------------------------------------------------------------------------
   20,000,000   5.57%, 5/7/99                             $   19,985,548
    5,000,000   5.65%, 5/7/99                                  4,998,468
   50,000,000   5.01% V/R, 5/28/99                            49,978,446
   10,000,000   5.47%, 8/16/99                                10,047,294
   87,500,000   5.79%, 10/12/99                               87,989,682
                                                          --------------

TOTAL FNMA                                                   304,130,873
                                                          --------------
SLMA (1.5%)
   15,510,000   5.58%, 3/11/99                                15,509,013
   25,000,000   5.58%, 8/11/99                                24,993,156
                                                          --------------

TOTAL SLMA                                                    40,502,169
                                                          --------------
OTHER AGENCY NOTES (2.7%)
   50,000,000   Israel Aid, 7.13%, 8/15/99                    50,730,785
   20,200,000   State of Israel A125, 6.00%, 2/15/99          20,212,735
                                                          --------------

TOTAL OTHER AGENCY NOTES                                      70,943,520
                                                          --------------

TOTAL AGENCY NOTES                                           973,629,912
                                                          --------------
 CASH MANAGEMENT ACCOUNTS (1.3%)
   35,000,000   AIM Short-Term Investment Government
                  Fund                                        35,000,000
                                                          --------------
 COMMERCIAL PAPER (3.8%)
   72,073,000   USA Group, Secondary Market Services,
                  SLMA LOC, 5.03%, 12/2/98                    72,062,930
   27,525,000   USA Group, Secondary Market Services,
                  SLMA LOC, 5.03%, 12/4/98                    27,513,462
                                                          --------------

TOTAL COMMERCIAL PAPER                                        99,576,392
                                                          --------------
 DISCOUNT NOTES (A) (26.9%)
FHLB (1.9%)
   50,000,000   4.94%, 1/22/99                                49,643,222
                                                          --------------
FHLMC (16.8%)
   50,000,000   4.76%, 12/18/98                               49,887,729
   36,450,000   5.08%, 12/23/98                               36,336,843
   50,000,000   5.04%, 1/15/99                                49,685,000
   35,000,000   4.80%, 1/22/99                                34,757,334
   50,000,000   5.01%, 1/28/99                                49,596,417
   25,000,000   5.00%, 1/29/99                                24,795,139
   68,766,000   4.75%, 2/17/99                                68,036,617
   50,000,000   4.94%, 2/22/99                                49,431,105
   35,000,000   4.89%, 3/5/99                                 34,552,652
   25,000,000   4.83%, 3/12/99                                24,661,230
   10,000,000   4.82%, 3/22/99                                 9,851,384
   10,000,000   4.82%, 3/26/99                                 9,846,029
                                                          --------------

TOTAL FHLMC                                                  441,437,479
                                                          --------------
FNMA (8.2%)
   75,000,000   4.79%, 12/14/98                               74,870,271
   30,000,000   5.04%, 1/8/99                                 29,840,400

                                                                 [LOGO]
See Notes to Schedules of Investments and Notes to Financial Statements

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)              NOVEMBER 30, 1998

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                     VALUE
------------------------------------------------------------------------
                    U.S. GOVERNMENT FUND (continued)
------------------------------------------------------------------------
   13,641,000   4.80%, 2/2/99                             $   13,526,416
   75,000,000   4.50%, 4/1/99                                 73,865,625
   25,000,000   4.54%, 4/7/99                                 24,599,598
                                                          --------------

TOTAL FNMA                                                   216,702,310
                                                          --------------

TOTAL DISCOUNT NOTES                                         707,783,011
                                                          --------------
 REPURCHASE AGREEMENTS (31.1%)
  500,000,000   Bear, Stearns & Co., Inc., 5.50%,
                  12/1/98, to be repurchased at
                  $500,076,389, collateralized by
                  $75,750,086 FHA, 6.50%-8.00%,
                  9/15/13-11/20/28, $586,560,809 FNMA,
                  5.50%-9.29%, 11/1/08-8/1/33, with an
                  aggregate market value of $510,318,067     500,000,000
   50,000,000   Goldman Sachs, 5.19%, 12/1/98, to be
                  repurchased at $50,007,208,
                  collateralized by $42,496,887 FMAC,
                  6.00%-9.00%, 7/1/06-3/1/37,
                  $21,120,000 FNMA, 5.43%, 5/1/03, with
                  an aggregate market value of
                  $51,000,000                                 50,000,000
   62,500,000   Goldman Sachs, 4.85%, 12/1/98, to be
                  repurchased at $62,508,420,
                  collateralized by $54,086,946 FMAC,
                  6.00%-9.00%, 7/1/06-3/1/37,
                  $26,880,000 FNMA, 5.43%, 5/1/03, with
                  an aggregate market value of
                  $63,750,000                                 62,500,000
  195,450,825   NationsBanc Montgomery Securities, Inc.,
                  5.50%, 12/1/98, to be repurchased at
                  $195,480,686, collateralized by
                  $202,248,538 FNMA, 6.00%, 10/1/13,
                  with an aggregate market value of
                  $202,627,754                               195,450,825
    9,990,126   NationsBanc Montgomery Securities, Inc.,
                  5.30%, 12/1/98, to be repurchased at
                  $9,991,597, collateralized by
                  $9,955,161 U.S. Treasury Note, 5.38%,
                  10/31/00, with an aggregate market
                  value of $10,191,596                         9,990,126
                                                          --------------
TOTAL REPURCHASE AGREEMENTS                                  817,940,951
                                                          --------------

TOTAL INVESTMENTS (100.0%)                                $2,633,930,266
                                                          --------------
                                                          --------------
------------------------------------------------------------------------
                           TREASURY PLUS FUND
------------------------------------------------------------------------
 REPURCHASE AGREEMENTS (100.0%)
        9,874   NationsBanc Montgomery Securities, Inc.,
                  5.30%, 12/1/98, to be repurchased at
                  $9,875, collateralized by $9,839 U.S.
                  Treasury Note, 5.38%, 10/31/00, with
                  an aggregate market value of $10,073    $        9,874
                                                          --------------
TOTAL INVESTMENTS (100.0%)                                $        9,874
                                                          --------------
                                                          --------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                     VALUE
------------------------------------------------------------------------
                             TREASURY FUND
------------------------------------------------------------------------
 U.S. TREASURY BILLS (A) (75.4%)
   41,670,000   3.85%, 12/10/98                           $   41,629,430
  200,000,000   4.86%, 12/15/98                              199,622,778
  125,000,000   4.21%, 12/24/98                              124,663,785
  130,000,000   4.14%, 1/7/99                                129,446,850
  375,000,000   4.65%, 1/21/99                               372,542,969
  100,000,000   4.39%, 1/28/99                                99,292,722
   75,000,000   4.37%, 2/4/99                                 74,408,229
   30,000,000   4.38%, 2/18/99                                29,711,321
   50,000,000   4.38%, 2/25/99                                49,476,834
   75,000,000   4.42%, 3/4/99                                 74,144,594
    1,835,000   4.90%, 8/19/99                                 1,769,813
                                                          --------------

TOTAL U.S. TREASURY BILLS                                  1,196,709,325
                                                          --------------
 U.S. TREASURY NOTES (24.6%)
   50,000,000   6.38%, 1/15/99                                50,123,926
   15,000,000   5.00%, 1/31/99                                14,989,186
  175,000,000   5.88%, 1/31/99                               175,408,624
   50,000,000   5.00%, 2/15/99                                50,066,540
   50,000,000   5.50%, 2/28/99                                50,056,925
   50,000,000   6.38%, 5/15/99                                50,303,925
                                                          --------------

TOTAL U.S. TREASURY NOTES                                    390,949,126
                                                          --------------

TOTAL INVESTMENTS (100.0%)                                $1,587,658,451
                                                          --------------
                                                          --------------
------------------------------------------------------------------------
                      MUNICIPAL MONEY MARKET FUND
------------------------------------------------------------------------
 ALASKA (0.6%)
    4,900,000   Anchorage, AK, Higher Education RV,
                  Alaska Pacific University, First
                  National Bank, LOC, 3.20% V/R, 7/1/17   $    4,900,000
    3,500,000   North Slope Boro, AK, GO Bonds, Series
                  B, FSA insured, 6.10%, 6/30/99               3,548,224
                                                          --------------

TOTAL ALASKA                                                   8,448,224
                                                          --------------
 ARIZONA (0.3%)
    4,400,000   Chandler, AZ, IDA Bonds, Parsons
                  Municipal Services, Inc., National
                  Westminster Bank, USA, LOC, 3.25% V/R,
                  12/15/09                                     4,400,000
                                                          --------------
 ARKANSAS (0.1%)
    1,000,000   Little Rock, AR, IDR Bonds, GTD by CPC
                  International, 4.96% V/R, 12/1/03            1,000,000
                                                          --------------
 CALIFORNIA (1.1%)
   15,000,000   California School Cash Reserve Program
                  Authority, Revenue Notes, Series A,
                  4.50%, 7/2/99                               15,064,075
                                                          --------------

                                                                 [LOGO]
See Notes to Schedules of Investments and Notes to Financial Statements

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)              NOVEMBER 30, 1998

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                     VALUE
------------------------------------------------------------------------
                MUNICIPAL MONEY MARKET FUND (continued)
------------------------------------------------------------------------
 COLORADO (0.9%)
    5,700,000   Denver, CO, City & County Apartment RV,
                  Sub-Series B, Westdeutsche Landesbank,
                  LOC, 3.10% V/R, 12/1/20                 $    5,700,000
    2,500,000   Lowry, CO, Economic Redevelopment
                  Authority RV, Series B, Canadian
                  Imperial Bank, LOC, 3.15% V/R, 12/1/20       2,500,000
    1,700,000   Moffat County, CO, PCR Bonds, AMBAC
                  insured, 3.20% V/R, 7/1/10                   1,700,000
    1,930,000   Parkview Metropolitan District, CO,
                  Arapahoe County, GO Bonds, Central
                  Bank, LOC, 3.25% V/R, 12/1/12                1,930,000
                                                          --------------
TOTAL COLORADO                                                11,830,000
                                                          --------------
 CONNECTICUT (0.2%)
    3,000,000   Connecticut State Development Authority,
                  Industrial Development RV, GTD by
                  General Accident Insurance, 3.75%,
                  12/1/13                                      3,000,000
                                                          --------------
 DISTRICT OF COLUMBIA (1.3%)
   17,700,000   District of Columbia RV, George
                  Washington University, First National
                  Bank of Chicago, LOC, 3.20% V/R,
                  3/1/06                                      17,700,000
                                                          --------------
 FLORIDA (3.0%)
    2,000,000   Dade County, FL, IDA RV, GTD by ADP,
                  Inc., 3.53% V/R, 11/15/17                    2,000,000
    8,120,000   Florida HFA, MFHR Bonds, Country Club
                  Project, Bankers Trust, LOC, 3.20%
                  V/R, 12/1/07                                 8,120,000
    7,140,000   Florida HFA, MFHR Bonds, First Union
                  National Bank, LOC, 3.00%, 11/1/07,
                  mandatory put 11/1/99 @ 100                  7,140,000
    1,710,000   Florida HFA, MFHR Bonds, South Trust
                  Alabama, LOC, 3.25% V/R, 6/1/07              1,710,000
    1,600,000   Hillsborough County, FL, IDA, Port
                  Facilities RV, Seaboard System
                  Railroad, Inc. Project, National Bank
                  Detroit, LOC, 3.25% V/R, 10/15/99            1,600,000
   18,900,000   Laurel Club Certificate Trust, COP,
                  Series A, Swiss Bank, LOC, 3.30% V/R,
                  6/1/25                                      18,900,000
                                                          --------------

TOTAL FLORIDA                                                 39,470,000
                                                          --------------
 GEORGIA (0.7%)
    2,695,000   Fulton County, GA, IDR Bonds, GTD by
                  ADP, 3.25% V/R, 9/1/12                       2,695,000

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                     VALUE
------------------------------------------------------------------------
                MUNICIPAL MONEY MARKET FUND (continued)
------------------------------------------------------------------------
    6,000,000   Marietta, GA, MFHR Bonds, Falls at Bells
                  Ferry, Guardian Savings & Loan, LOC,
                  3.95%, 1/15/09, optional put 1/15/99 @
                  100                                     $    6,000,717
                                                          --------------

TOTAL GEORGIA                                                  8,695,717
                                                          --------------
 HAWAII (0.4%)
    4,950,000   Hawaii State Department of Budget &
                  Finance, Special Purpose Mortgage RV,
                  Kuakini Medical Center Project, Bank
                  of Hawaii, LOC, 3.20% V/R, 7/1/04            4,950,000
                                                          --------------
 ILLINOIS (14.7%)
    1,000,000   Bedford Park, IL, IDR Bonds, CPC
                  International, Inc. Project, GTD by
                  Firemen's Insurance Co., 4.96% V/R,
                  11/01/08                                     1,000,000
    4,000,000   Chigago, IL, GO Bonds, Equipment Notes,
                  Harris Trust & Savings, LOC, 3.60%,
                  1/1/06, mandatory tender 12/3/98 @ 100       4,000,000
    1,000,000   Chicago, IL, GO Bonds, Greater Chicago
                  Metropolitan Water Reclamation
                  District, 4.15%, 12/1/99                     1,010,698
    6,135,000   Chicago, IL, GO Bonds, Morgan Guaranty,
                  LOC, 3.55%, 1/31/00, mandatory tender
                  2/4/99 @ 100                                 6,135,000
   15,000,000   Chicago, IL, GO Bonds, Series PT 1054,
                  3.30% V/R, 1/1/28                           15,000,000
   15,000,000   Chicago, IL, Sales Tax RV, Floating Rate
                  Receipts, Series SSP-9, 3.35% V/R,
                  1/1/27                                      15,000,000
    3,885,000   Cook County, IL, Municipal Trust
                  Receipts, Series SG-7, MBIA insured,
                  3.30% V/R, 11/15/23                          3,885,000
      890,000   Illinois Development Finance Authority,
                  Development RV, North Wacker Drive,
                  3.75% V/R, 12/1/15                             890,000
    6,000,000   Illinois Development Finance Authority,
                  MFHR Bonds, Garden Glen Apartments,
                  GTD by Continental Casualty Co., 3.30%
                  V/R, 12/1/13                                 6,000,000
   15,000,000   Illinois Development Finance Authority,
                  Pollution Control RV, Illinois Power
                  Co. Project, Series C, ABN AMRO Bank
                  N.V., LOC, 3.00% V/R, 11/1/28,
                  mandatory put 8/26/99 @ 100                 15,000,000
   15,000,000   Illinois EFA RV, Cultural Pool, American
                  National Bank & Trust, LOC, 3.15% V/R,
                  3/1/28                                      15,000,000
    2,170,000   Illinois EFA RV, Cultural Pool, First
                  National Bank of Chicago, LOC, 3.15%
                  V/R, 12/1/25                                 2,170,000
    6,400,000   Illinois EFA RV, John F. Kennedy
                  Healthcare Foundation, LaSalle
                  National Bank, LOC, 3.60% V/R,
                  12/1/25, mandatory put 5/11/99 @ 100         6,400,000

                                                                 [LOGO]
See Notes to Schedules of Investments and Notes to Financial Statements

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)              NOVEMBER 30, 1998

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                     VALUE
------------------------------------------------------------------------
                MUNICIPAL MONEY MARKET FUND (continued)
------------------------------------------------------------------------
    8,200,000   Illinois Health Facilities Authority RV,
                  3.30% V/R, 4/1/07                       $    8,200,000
   10,000,000   Illinois Health Facilities Authority RV,
                  Evanston Hospital Corp., 3.70% V/R,
                  8/15/30, mandatory put 7/15/99 @ 100        10,000,000
    3,495,000   Illinois Health Facilities Authority RV,
                  Health Care, Series PA 195, AMBAC
                  insured, 3.35% V/R, 8/1/17                   3,495,000
    6,930,000   Illinois Housing Development Authority
                  RV, Homeowner Mortgage, Subseries D-1,
                  3.80% V/R, 8/1/17, mandatory put
                  6/29/99 @ 100                                6,930,000
    3,170,000   Illinois Housing Development Authority
                  RV, Homeowner Mortgage, Subseries E-1,
                  3.70% V/R, 12/17/98                          3,170,000
    6,800,000   Lombard, IL, IDR Bonds, 2500 Highland
                  Avenue, Mid-America Federal Savings &
                  Loan, LOC, 3.60% V/R, 12/1/06                6,800,000
    9,870,000   Lombard, IL, MFHR Bonds, Clover Creek
                  Apartments, Continental Casualty
                  Surety Bond, LOC, 4.00%, 12/15/06,
                  mandatory put 12/15/98 @ 100                 9,870,000
    5,200,000   Mount Morris, IL, Housing RV, Brethren
                  Home Project, La Salle National Bank,
                  Chicago, LOC, 3.15% V/R, 6/1/27              5,200,000
   11,500,000   Oak Forest, IL, Other RV, Homewood Pool,
                  First National Bank of Chicago, LOC,
                  3.15% V/R, 7/1/24                           11,500,000
   19,970,000   Regional Transportation Authority, IL,
                  Transportation RV, 3.30% V/R, 6/1/24        19,970,000
    2,000,000   South Barrington, IL, GO Bonds, Cook
                  County, Harris Trust, LOC, 3.15% V/R,
                  12/1/15                                      2,000,000
    4,100,000   Springfield, IL, Transportation RV, GTD
                  by Allied Signal, 3.25% V/R, 10/15/16        4,100,000
    1,500,000   Will & Kendall Counties, IL, GO Bonds,
                  Community Consolidated SD #202, Series
                  A, FSA insured, 6.38%, 12/30/98              1,503,137
    8,700,000   Will County, IL, GO Bonds, Forest
                  Preservation District, AMBAC insured,
                  7.63%, 12/1/08, P/R 12/1/98 @ 102            8,874,000
                                                          --------------
TOTAL ILLINOIS                                               193,102,835
                                                          --------------
 INDIANA (3.8%)
    1,000,000   Gary, IN, Environmental Improvement, PCR
                  Bonds, U.S. Steel Group Project, Bank
                  of Nova Scotia, LOC, 3.25% V/R,
                  7/15/02                                      1,000,000
    2,000,000   Indiana Bond Bank, Construction Loan RV,
                  4.13%, 8/1/99                                2,014,614
   12,000,000   Indiana Health Facility Financing
                  Authority RV, St. Anthony Medical
                  Center, 3.15% V/R, 12/1/17                  12,000,000

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                     VALUE
------------------------------------------------------------------------
                MUNICIPAL MONEY MARKET FUND (continued)
------------------------------------------------------------------------
   18,200,000   Indiana Hospital Equipment Financing
                  Authority RV, Series A, MBIA insured,
                  3.20% V/R, 12/1/15                      $   18,200,000
    4,865,000   Indiana State Development Financial
                  Authority, Educational Facilities RV,
                  Lutheran Project, First of America,
                  LOC, 3.30% V/R, 10/1/17                      4,865,000
    8,000,000   Indiana State Educational Facilities
                  Authority, Educational Facilities RV,
                  Indiana Wesleyan University, NBD, LOC,
                  3.15% V/R, 6/1/28                            8,000,000
    3,600,000   Indianapolis, IN, EDA RV, Visiting Nurse
                  Service Foundation, First of America,
                  LOC, 3.30% V/R, 3/1/13                       3,600,000
                                                          --------------

TOTAL INDIANA                                                 49,679,614
                                                          --------------
 IOWA (2.7%)
    4,600,000   Des Moines, IA, IDR Bonds, Grand Office
                  Park, GTD by Principal Mutual Life,
                  3.20% V/R, 4/1/15                            4,600,000
   10,600,000   Iowa Finance Authority RV, Obligation
                  Group, FSA insured, 3.25% V/R, 6/1/27       10,600,000
    1,000,000   Iowa Finance Authority, SFM RV, Series
                  A, FGIC insured, 3.65%, 1/1/24,
                  mandatory put 2/24/99 @ 100                  1,000,000
    4,635,000   Iowa State School Cash Anticipatory
                  Program, Warrants Certificates, Iowa
                  School Corp., Series A, FSA insured,
                  4.50%, 6/25/99                               4,656,947
    4,000,000   Urbandale, IA, IDR Bonds, Aurora
                  Business Park Association Project, GTD
                  by Principal Mutual Life Insurance,
                  3.20% V/R, 10/1/15                           4,000,000
    6,000,000   Urbandale, IA, IDR Bonds, Interstate
                  Acres L.P. Project, GTD by Principal
                  Mutual Life Insurance, 3.35% V/R,
                  12/1/14                                      6,000,000
    4,605,000   Urbandale, IA, IDR Bonds, Meredith Drive
                  Association Project, GTD by Principal
                  Mutual Life Insurance, 3.20% V/R,
                  11/1/15                                      4,605,000
                                                          --------------

TOTAL IOWA                                                    35,461,947
                                                          --------------
 KANSAS (0.3%)
    2,660,000   Lawrence, KS, GO Notes, Series 1998-II,
                  3.45%, 10/1/99                               2,660,000
    1,200,000   Prairie Village, KS, MFHR Bonds, J.C.
                  Nichols Co. Project, GTD by Principal
                  Mutual Life Insurance, 3.20% V/R,
                  12/1/15                                      1,200,000
                                                          --------------

TOTAL KANSAS                                                   3,860,000
                                                          --------------

                                                                 [LOGO]
See Notes to Schedules of Investments and Notes to Financial Statements

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)              NOVEMBER 30, 1998

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                     VALUE
------------------------------------------------------------------------
                MUNICIPAL MONEY MARKET FUND (continued)
------------------------------------------------------------------------
 KENTUCKY (3.5%)
   10,000,000   Jefferson County, KY, Anticipatory
                  Revenue Notes, Board of Education,
                  Series N, 3.66%, 6/30/99                $   10,001,109
    9,100,000   Jefferson County, KY, MFHR Bonds, Canter
                  Chase, First of America, LOC, 3.30%
                  V/R, 12/1/26                                 9,100,000
    6,800,000   Kentucky Asset/Liability Community
                  General Fund, Revenue Notes, 3.50%,
                  11/1/99                                      6,833,316
    7,300,000   Kentucky Infrastructure Authority,
                  Revenue Notes, Series A, PNC Bank
                  N.A., LOC, 3.35% V/R, 6/30/00                7,300,000
    7,745,000   Kentucky State Turnpike Authority RV,
                  Resource Recovery Road, Series 17, FSA
                  insured, 3.45% V/R, 7/1/03                   7,745,000
    3,000,000   Mayfield, KY, Multi-City Lease RV, PNC
                  Bank, LOC, 3.25% V/R, 7/1/26                 3,000,000
    2,000,000   University of Kentucky, University RV,
                  Consolidated Educational Buildings,
                  MBIA insured, 4.50%, 5/1/99                  2,006,008
                                                          --------------
TOTAL KENTUCKY                                                45,985,433
                                                          --------------
 LOUISIANA (1.1%)
    2,060,000   Louisiana Public Facilities Authority,
                  Advance Funding Notes, School Board,
                  Series D, 4.40%, 12/10/98                    2,060,279
    1,535,000   Louisana Public Facilities Authority,
                  Advance Funding Revenue Notes, Series
                  B, American International Group
                  insured, 3.35%, 10/25/99                     1,535,000
    1,980,000   Louisiana Public Facilities Authority,
                  Advance Funding Revenue Notes, Series
                  D, American International Group
                  insured, 3.35%, 10/25/99                     1,980,000
    9,300,000   West Baton Rouge Parish, LA, Industrial
                  District #3 RV, Dow Chemical Co.,
                  Series B, 3.40% V/R, 12/1/16                 9,300,000
                                                          --------------

TOTAL LOUISIANA                                               14,875,279
                                                          --------------
 MARYLAND (0.7%)
    7,000,000   Howard County, MD, MFHR Bonds, Sherwood
                  Crossing Ltd. Project, Guardian
                  Savings & Loan, LOC, 3.85% V/R,
                  6/1/15, mandatory put 6/1/99 @ 100           7,000,000
    2,500,000   Maryland State Industrial Authority,
                  Economic Development RV, Johnson
                  Controls, Inc., LOC, 3.50% V/R,
                  12/1/03                                      2,500,000
                                                          --------------

TOTAL MARYLAND                                                 9,500,000
                                                          --------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                     VALUE
------------------------------------------------------------------------
                MUNICIPAL MONEY MARKET FUND (continued)
------------------------------------------------------------------------
 MASSACHUSETTS (1.2%)
   15,500,000   Massachusetts State HFA, Housing RV,
                  Series A10, 3.45% V/R, 6/1/14           $   15,500,000
                                                          --------------
 MICHIGAN (1.7%)
    5,000,000   Detroit, MI, School Aid GO Notes, City
                  School District, 4.50%, 7/1/99               5,023,797
   11,335,000   Grand Rapids MI, Water Supply RV, 3.45%
                  V/R, 1/1/15                                 11,335,000
    3,500,000   Michigan State Hospital Finance
                  Authority RV, Hospital Equipment Loan
                  Program, Series A, First of America,
                  LOC, 3.25% V/R, 12/1/23                      3,500,000
    2,200,000   Michigan State Hospital Finance
                  Authority RV, Hospital Equipment Loan
                  Program, Series A, First of America,
                  LOC, 3.25% V/R, 12/1/23                      2,200,000
                                                          --------------

TOTAL MICHIGAN                                                22,058,797
                                                          --------------
 MINNESOTA (4.7%)
    5,715,000   Cohasset, MN, RV, Minnesota Power &
                  Light Co., Series B, ABN AMRO Bank
                  N.V., LOC, 3.25% V/R, 6/1/13                 5,715,000
    5,000,000   Crystal, MN, MFHR Bonds, Crystal
                  Apartments L.P. Project, 3.35% V/R,
                  5/1/27                                       5,000,000
    1,000,000   Hennepin County, MN, GO Notes, 4.13%,
                  12/1/99                                      1,011,081
    4,900,000   Mankato, MN, MFHR Bonds, Highland Hills
                  Project, First Bank, LOC, 3.35% V/R,
                  5/1/27                                       4,900,000
    2,465,000   Minnesota SD, Tax & Aid COP,
                  Anticipatory Borrowing Program, Series
                  A, 3.67%, 8/20/99                            2,465,000
    5,000,000   Minnesota SD, Tax & Aid COP,
                  Anticipatory Borrowing Program, Series
                  B, 3.90%, 3/4/99                             5,004,307
    5,000,000   Minnesota SD, Tax & Aid COP,
                  Anticipatory Borrowing Program, Series
                  B, 3.63%, 8/27/99                            5,000,000
    4,000,000   Minnesota State HFA, SFM RV, Series F,
                  3.65%, 1/1/17, mandatory put 8/9/99 @
                  100                                          4,000,000
    5,000,000   Minnesota State HFA, SFM RV, Series G,
                  4.15%, 1/1/18, P/R 12/1/98 @ 100             5,000,000
    1,705,000   St. Paul, MN, Housing & Redevelopment
                  Authority, Commercial Development RV,
                  Park Development Association Project,
                  First Star Milwaukee, LOC, 3.45% V/R,
                  12/1/15                                      1,705,000
   15,300,000   St. Paul, MN, Housing & Redevelopment
                  Authority, Heating RV, St. Paul Energy
                  District, remarketed 1/3/94, 3.30%
                  V/R, 12/1/12                                15,300,000

                                                                 [LOGO]
See Notes to Schedules of Investments and Notes to Financial Statements

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)              NOVEMBER 30, 1998

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                     VALUE
------------------------------------------------------------------------
                MUNICIPAL MONEY MARKET FUND (continued)
------------------------------------------------------------------------
    1,000,000   St. Paul, MN, Port Authority IDR Bonds,
                  Texas Project, Series A, U.S. Bank
                  N.A., LOC, 3.30% V/R, 6/1/10            $    1,000,000
    3,500,000   St. Paul, MN, Sewer RV, Series A, AMBAC
                  insured, 8.00%, 12/1/08, crossover
                  refunding 12/1/98 @ 101                      3,535,000
    2,700,000   Stillwater, MN, GO Bonds, ISD #834, FGIC
                  insured, 6.75%, 2/1/09, crossover
                  refunding 2/1/99 @ 100                       2,713,201
                                                          --------------
TOTAL MINNESOTA                                               62,348,589
                                                          --------------
 MISSISSIPPI (0.1%)
    1,430,000   Shaw, MS, Urban Renewal RV, Phase I
                  Redevelopment Project, Sunlife of
                  America, LOC, 4.40%, 12/28/18,
                  mandatory put 12/28/98 @ 100                 1,430,668
                                                          --------------
 MISSOURI (2.9%)
    6,700,000   Independence, MO, IDA RV, Groves &
                  Graceland Project, Series A, Credit
                  Local de France, LOC, 3.25% V/R,
                  11/1/27                                      6,700,000
    1,300,000   Kansas City, MO, IDA RV, Ewing Marion
                  Kauffman, Series A, 3.30% V/R, 4/1/27        1,300,000
   13,975,000   Kansas City, MO, IDA, MFHR Bonds, Coach
                  House II Project, GTD by Principal
                  Mutual Life Insurance, 3.20% V/R,
                  12/1/15                                     13,975,000
    2,200,000   Kansas City, MO, IDA, MFHR Bonds, JC
                  Nichols Co. Project, GTD by Principal
                  Mutual Life Insurance, 3.20% V/R,
                  5/1/15                                       2,200,000
    5,000,000   Missouri State HEHFA Anticipation Notes,
                  Series E, 4.25%, 4/7/99                      5,008,890
      900,000   Missouri State HEHFA Anticipation Notes,
                  Series H, 4.25%, 4/7/99                        901,600
    8,190,000   Missouri State HEHFA RV, St. Francis
                  Medical Center, Series A, Credit Local
                  de France, LOC, 3.25% V/R, 6/1/26            8,190,000
                                                          --------------

TOTAL MISSOURI                                                38,275,490
                                                          --------------
 MONTANA (1.3%)
    7,200,000   Montana State Board of Investments,
                  Municipal Finance Construction RV,
                  Intercap Program, 3.60%, 3/1/09,
                  optional put 3/1/99 @ 100                    7,208,438
   10,000,000   Montana State Board of Investments,
                  Municipal Finance Construction RV,
                  Intercap Program, 3.60%, 3/1/18,
                  optional put 3/1/99 @ 100                   10,000,000
                                                          --------------

TOTAL MONTANA                                                 17,208,438
                                                          --------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                     VALUE
------------------------------------------------------------------------
                MUNICIPAL MONEY MARKET FUND (continued)
------------------------------------------------------------------------
 NEBRASKA (0.3%)
    1,980,000   Nebraska Investment Financial Authority
                  RV, Catholic Health Initiatives,
                  Series A, 4.25%, 12/1/98                $    1,980,000
    1,900,000   Norfolk, NE, IDR Bonds, Supervalu Inc.
                  Project, Wachovia Bank of Georgia,
                  LOC, 3.30% V/R, 11/1/14                      1,900,000
                                                          --------------

TOTAL NEBRASKA                                                 3,880,000
                                                          --------------
 NEVADA (1.2%)
    6,500,000   Clark County, NV, GO Bonds, FGIC
                  insured, 6.90%, 9/1/99                       6,679,391
    3,775,000   Henderson, NV, Health Care Facilities
                  RV, PT 134, AMBAC insured, 3.35% V/R,
                  7/1/20                                       3,775,000
    5,000,000   Nevada State Trust Receipts, GO Bonds,
                  Series 36 D, 3.45% V/R, 11/1/25              5,000,000
                                                          --------------

TOTAL NEVADA                                                  15,454,391
                                                          --------------
 NEW JERSEY (0.9%)
    9,800,000   Hudson County, NJ, COP, Correctional
                  Facilities, BIG insured, 7.60%,
                  12/1/21,
                  P/R 12/1/98 @ 102                            9,996,000
    2,400,000   New Jersey State Educational Facilities
                  Authority RV, Series SG 48, MBIA
                  insured, 3.25% V/R, 7/1/26                   2,400,000
                                                          --------------

TOTAL NEW JERSEY                                              12,396,000
                                                          --------------
 NEW MEXICO (1.2%)
    2,500,000   Bloomfield, NM, GO Bonds, Series A, La
                  Salle National Bank, LOC, 3.35%
                  V/R, 11/15/10                                2,500,000
    2,760,000   Espanola, NM, Health Care RV, Series A,
                  La Salle National Bank, LOC, 3.35%
                  V/R, 11/15/10                                2,760,000
    7,995,000   Farmington, NM, PCR RV, 3.35% V/R,
                  12/1/16                                      7,995,000
    1,000,000   New Mexico State Severance Tax RV,
                  Series B, 5.00%, 7/1/99                      1,007,475
    1,735,000   Silver City, NM, GO Bonds, Series A, La
                  Salle National Bank, LOC, 3.35%
                  V/R, 11/15/10                                1,735,000
                                                          --------------

TOTAL NEW MEXICO                                              15,997,475
                                                          --------------
 NEW YORK (16.3%)
    9,700,000   Allegany-Limestone, NY, GO Bonds,
                  Century SD, 4.00%, 1/29/99                   9,704,672
   16,235,000   Long Island, NY, Power Authority RV,
                  New York Electrical System, 3.35% V/R,
                  12/1/11                                     16,235,000

                                                                 [LOGO]
See Notes to Schedules of Investments and Notes to Financial Statements

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)              NOVEMBER 30, 1998

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                     VALUE
------------------------------------------------------------------------
                MUNICIPAL MONEY MARKET FUND (continued)
------------------------------------------------------------------------
   11,340,000   Long Island, NY, Power Authority RV,
                  New York Electrical System, 3.35% V/R,
                  12/1/12                                 $   11,340,000
    8,600,000   Long Island, NY, Power Authority RV,
                  New York Electrical System, 3.35% V/R,
                  12/1/13                                      8,600,000
   60,000,000   New York, NY, Series A78, 2.90% V/R,
                  4/13/99                                     60,000,000
    3,895,000   New York, NY, Series PA 278, 3.40% V/R,
                  8/1/12                                       3,895,000
   11,985,000   New York, NY, Series PT 1038, 3.35% V/R,
                  8/1/16                                      11,985,000
    9,995,000   New York State, Development RV, Urban
                  Development Corp., Series PT 147, Hypo
                  Bayersche Bank, LOC, 3.30% V/R, 7/1/16       9,995,000
   12,050,000   New York State Dormitory Authority RV,
                  Floater Trusts, AMBAC insured, 3.40%
                  V/R, 7/1/25                                 12,050,000
    6,995,000   New York State Dormitory Authority RV,
                  Floater Trusts, 3.30% V/R, 5/15/15           6,995,000
    8,425,000   New York State Dormitory Authority RV,
                  Floater Trusts, 3.30% V/R, 2/15/28           8,425,000
   11,335,000   New York State Dormitory Authority RV,
                  Floater Trusts, 3.30% V/R, 8/1/32           11,335,000
    5,200,000   New York State Dormitory Authority,
                  Municipal Securities Receipts RV,
                  Series CMC1B, 3.20% V/R, 2/15/08             5,200,000
    3,900,000   New York State Dormitory Authority,
                  Municipal Securities Receipts RV,
                  Series CMC2A, 3.20% V/R, 2/1/06              3,900,000
    3,900,000   New York State Dormitory Authority,
                  Municipal Securities Receipts RV,
                  Series CMC2B, 3.20% V/R, 2/1/07              3,900,000
    2,500,000   New York State Local Government
                  Assistance Corp., RV, Series SG 99,
                  AMBAC insured, 3.30% V/R, 4/1/11             2,500,000
    8,960,000   New York State Medical Care Facilities
                  Finance Agency, Health Care RV, 3.90%
                  V/R, 2/1/13, mandatory put 12/3/98 @
                  100                                          8,960,000
    3,130,000   New York State Medical Care Facilities
                  Finance Agency, Health Care RV, 3.30%
                  V/R, 2/15/27                                 3,130,000
    6,620,000   New York State Medical Care Facilities
                  Finance Agency, Health Care RV, FHA
                  insured, 3.90% V/R, 2/15/05, mandatory
                  put 12/3/98 @ 100                            6,620,000
    6,545,000   New York State Medical Care Facilities
                  Finance Agency, Health Care RV, FHA
                  insured, 3.90% V/R, 2/15/05, mandatory
                  put 12/3/98 @ 100                            6,545,000
    3,325,000   Triborough Bridge & Tunnel Authority,
                  NY, Transportation RV, PA 200, 3.30%
                  V/R, 1/1/12                                  3,325,000
                                                          --------------

TOTAL NEW YORK                                               214,639,672
                                                          --------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                     VALUE
------------------------------------------------------------------------
                MUNICIPAL MONEY MARKET FUND (continued)
------------------------------------------------------------------------
 NORTH CAROLINA (0.2%)
    3,000,000   Person County, NC, Industrial Facilities
                  & Pollution Control Financing
                  Authority, PCR Bonds, GTD by Carolina
                  Power & Light Co., 3.25% V/R, 11/1/19   $    3,000,000
                                                          --------------
 NORTH DAKOTA (0.1%)
    1,500,000   Bismarck, ND, IDR Bonds, Supervalu Inc.
                  Project, Wachovia Bank & Trust, LOC,
                  3.30% V/R, 4/1/09                            1,500,000
                                                          --------------
 OHIO (2.3%)
    6,700,000   Cincinnati, OH, GO Notes, 4.38%, 12/1/99       6,791,940
    1,650,000   Erie County, OH, GO Bonds, 4.25%, 6/1/99       1,653,957
    1,000,000   Franklin County, OH, Convention
                  Facilities Authority Tax & Lease RV,
                  6.70%, 12/1/99                               1,036,649
    5,200,000   Hamilton County, OH, IDR Bonds,
                  Community Urban Redevelopment Project,
                  National Westminster, LOC, 3.15% V/R,
                  10/15/12                                     5,200,000
   10,000,000   Ohio State Water Development Authority,
                  PCR Bonds, First National Bank of
                  Chicago, LOC, 3.20% V/R, 10/1/28,
                  mandatory put 1/29/99 @ 100                 10,000,000
    4,400,000   Wooster, OH, IDR Bonds, Allen Group
                  Inc., NBD, LOC, 3.40% V/R, 12/1/10           4,400,000
    1,000,000   Worthington, OH, GO Bonds, City SD, FGIC
                  insured, 3.65%, 12/1/98                      1,000,000
                                                          --------------

TOTAL OHIO                                                    30,082,546
                                                          --------------
 OKLAHOMA (0.4%)
    2,615,000   Oklahoma County, OK, Finance Authority,
                  IDR Bonds, Perrine Office Project,
                  FGIC insured, 3.20% V/R, 12/1/14             2,615,000
    2,625,000   Oklahoma County, OK, IDR Bonds, Carbon
                  Office, FGIC insured, 3.20% V/R,
                  12/1/14                                      2,625,000
                                                          --------------

TOTAL OKLAHOMA                                                 5,240,000
                                                          --------------
 OREGON (1.3%)
    9,350,000   Klamath Falls, OR, Electric RV, Salt
                  Caves Hydroelectric, 3.80%, 5/1/23,
                  mandatory put 5/3/99 @ 100                   9,355,565
    7,100,000   Oregon State HEHFA RV, Quatama Crossing
                  Housing Project, U.S. Bank N.A., LOC,
                  3.10% V/R, 1/1/31                            7,100,000
                                                          --------------

TOTAL OREGON                                                  16,455,565
                                                          --------------

                                                                 [LOGO]
See Notes to Schedules of Investments and Notes to Financial Statements

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)              NOVEMBER 30, 1998

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                     VALUE
------------------------------------------------------------------------
                MUNICIPAL MONEY MARKET FUND (continued)
------------------------------------------------------------------------
 PENNSYLVANIA (5.2%)
   11,600,000   Allegheny County, PA, IDR Bonds,
                  Longwood at Oakmont Inc., Dresdner
                  Bank AG, LOC, 3.25% V/R, 7/1/27         $   11,600,000
    9,000,000   Allegheny County, PA, PCR Bonds, 3.30%
                  V/R, 1/22/99                                 9,000,000
    1,000,000   Berks County, PA, IDR Bonds, GTD by CNA
                  Insurance, 3.25% V/R, 7/1/16                 1,000,000
    1,100,000   Butler County, PA, IDA, PCR Bonds,
                  Pennzoil Co. Project, Mellon Bank,
                  LOC, 3.45% V/R, 12/1/12                      1,100,000
    5,245,000   Chartiers Valley, PA, Industrial &
                  Commercial Development Authority, IDR
                  Bonds, GTD by ADP, Inc., 4.30% V/R,
                  11/15/17                                     5,245,000
   28,400,000   Harrisburg, PA, Authority RV, Adjusted
                  PA Pool Financing Fund, 3.30% V/R,
                  7/1/21                                      28,400,000
    2,590,000   Pennsylvania Intergovernmental
                  Cooperative Authority, Special Tax RV,
                  MBIA insured, 3.25% V/R, 6/15/23             2,590,000
    5,500,000   Quakertown, PA, Health Care RV, Hospital
                  Group Pooled Financing, PNC Bank, LOC,
                  3.25% V/R, 7/1/05                            5,500,000
    4,100,000   Quakertown, PA, Health Care RV, Hospital
                  Group Pooled Financing, Series A, PNC
                  Bank, LOC, 3.25% V/R, 7/1/26                 4,100,000
                                                          --------------

TOTAL PENNSYLVANIA                                            68,535,000
                                                          --------------
 SOUTH CAROLINA (3.2%)
   20,700,000   Piedmont, SC, Municipal Power Agency
                  Electric RV, Series B, MBIA insured,
                  3.10% V/R, 1/1/19                           20,700,000
    4,485,000   South Carolina Housing Finance &
                  Development Authority, Mortgage RV,
                  Series A, 3.65%, 7/1/32, mandatory put
                  7/1/99 @ 100                                 4,485,000
    2,000,000   South Carolina State GO Bonds, 6.40%,
                  2/1/99                                       2,011,188
    8,355,000   South Carolina State Public Service
                  Authority RV, Series SG-2, MBIA
                  insured, 3.30% V/R, 7/1/21                   8,355,000
    5,855,000   South Carolina State Public Service
                  Authority, Utilities RV, FGIC insured,
                  3.30% V/R, 1/1/23                            5,855,000
    1,000,000   York County, SC, PCR Bonds, CFC insured,
                  3.55% V/R, 8/15/14                           1,000,000
                                                          --------------

TOTAL SOUTH CAROLINA                                          42,406,188
                                                          --------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                     VALUE
------------------------------------------------------------------------
                MUNICIPAL MONEY MARKET FUND (continued)
------------------------------------------------------------------------
 TENNESSEE (0.3%)
    2,235,000   Memphis, TN, Capital Outlay GO Notes,
                  5.50%, 7/1/99                           $    2,258,572
    1,095,000   Shelby County, TN, GO Bonds, ETM, USG
                  COLL, 6.00%, 3/1/99                          1,101,059
                                                          --------------

TOTAL TENNESSEE                                                3,359,631
                                                          --------------
 TEXAS (5.0%)
    1,100,000   Bexar County, TX, MFHR Bonds, Creightons
                  Mill Development Project, Series A,
                  GTD by New England Mutual Life
                  Insurance Co., 3.25% V/R, 8/1/06             1,100,000
    4,950,000   Bexar County, TX, MFHR Bonds, Park Hill
                  Development Project, Series B, GTD by
                  New England Mutual Life Insurance Co.,
                  3.25% V/R, 6/1/05                            4,950,000
   15,000,000   Harris County, TX, Health Care
                  Facilities RV, 3.60% V/R, 12/1/25,
                  mandatory put 12/1/98 @ 100                 15,000,000
    5,290,000   Harris County, TX, Housing Finance
                  Corp., MFHR Bonds, Arbor II Ltd.
                  Project, Guardian Savings & Loan, LOC,
                  3.05% V/R, 10/1/05, optional put
                  1/15/99 @ 100                                5,290,000
    3,770,000   Houston, TX, Water & Sewer Systems RV,
                  Municipal Trust Receipts, Series SG
                  120, FGIC insured, 3.30% V/R, 12/1/23        3,770,000
    1,000,000   Sabine River, TX, IDA RV, CFC insured,
                  3.55% V/R, 8/15/14                           1,000,000
    8,155,000   Tarrant County, TX, Housing Finance
                  Corp., MFHR Bonds, Bear Creek
                  Apartments Inc., KBC Bank N.V., LOC,
                  3.20% V/R, 11/1/07                           8,155,000
      920,000   Tarrant County, TX, MFHR Bonds, SF
                  Apartments Project, Suntrust Bank,
                  LOC, 3.20% V/R, 11/1/17                        920,000
   10,000,000   Texas Municipal Gas Corp., Gas Reserve
                  RV, FSA insured, 3.15% V/R, 1/15/23         10,000,000
    2,420,000   Texas Municipal Power Agency, Power RV,
                  FGIC insured, USG COLL, 7.00%, 9/1/02,
                  P/R 9/1/99 @ 102                             2,534,110
    3,000,000   Texas State Department of Housing and
                  Community Affairs, SFM RV, Series PT
                  136, MBIA insured, 3.35% V/R, 3/1/17         3,000,000
   10,000,000   Texas State GO Notes, Series A55, GTD by
                  National Westminster Bank, 3.70% V/R,
                  8/31/99                                     10,000,000
                                                          --------------

TOTAL TEXAS                                                   65,719,110
                                                          --------------

                                                                 [LOGO]
See Notes to Schedules of Investments and Notes to Financial Statements

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONCLUDED)              NOVEMBER 30, 1998

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                     VALUE
------------------------------------------------------------------------
                MUNICIPAL MONEY MARKET FUND (continued)
------------------------------------------------------------------------
 UTAH (0.6%)
    4,240,000   Davis County, UT, MFHR Bonds, Fox Creek
                  Apartments, Series A, 3.25% V/R,
                  7/15/27                                 $    4,240,000
    3,140,000   Jordan, UT, SD GO Bonds, GTD by School
                  Board, 5.00%, 6/15/99                        3,174,063
                                                          --------------

TOTAL UTAH                                                     7,414,063
                                                          --------------
 VIRGINIA (1.1%)
   12,500,000   Harrisonburg, VA, MFHR Bonds, Rolling
                  Brook Village Apartments, Series A,
                  Guardian Savings & Loan, LOC, 3.70%,
                  2/1/26, mandatory put 2/1/99 @ 100          12,500,000
    2,000,000   Virginia State Public School Authority,
                  School Finance RV, 4.25%, 8/1/99             2,016,249
                                                          --------------

TOTAL VIRGINIA                                                14,516,249
                                                          --------------
 WASHINGTON (3.1%)
    5,800,000   Port Seattle, WA, IDR Bonds, Sysco Food
                  Services Project, 3.25% V/R, 11/1/25         5,800,000
    2,500,000   Seattle, WA, IDR Bonds, Longview Fibre
                  Co., 3.30% V/R, 1/1/03                       2,500,000
    3,315,000   Washington State HFA, Community
                  Nonprofit Housing RV, Crista
                  Ministries, U.S. Bank N.A., LOC, 3.20%
                  V/R, 7/1/11                                  3,315,000
    3,380,000   Washington State Health Care Facilities
                  Authority RV, Catholic Health
                  Initiatives, Series B, MBIA insured,
                  4.25%, 12/1/98                               3,380,000
    2,205,000   Washington State Health Care Facilities
                  Authority RV, Children's Hospital &
                  Regional Medical Center, FSA insured,
                  4.00%, 10/1/99                               2,222,936
    7,900,000   Washington State Public Power Supply
                  System, Power RV, Nuclear Project #1,
                  Series CMC2, 3.30% V/R, 7/1/07               7,900,000
    9,900,000   Washington State Public Power Supply
                  System, Power RV, Nuclear Project #2,
                  AMBAC insured, 3.30% V/R, 7/1/07             9,900,000
    4,635,000   Washington State Public Power Supply
                  System, Power RV, Nuclear Project #3,
                  BIG insured, COLL, 6.00%, 7/1/18, P/R
                  7/1/99 @ 100                                 4,710,794
    1,000,000   Washington State Public Power Supply
                  System, Power RV, Nuclear Project #3,
                  Series 13, MBIA insured, 3.30% V/R,
                  7/1/15                                       1,000,000
                                                          --------------

TOTAL WASHINGTON                                              40,728,730
                                                          --------------
 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                     VALUE
------------------------------------------------------------------------
                MUNICIPAL MONEY MARKET FUND (continued)
------------------------------------------------------------------------
 WISCONSIN (4.2%)
    1,000,000   Beloit & Rock Counties, WI, IDR Bonds,
                  GTD by CPC International, 5.12% V/R,
                  4/1/19                                  $    1,000,000
    1,405,000   Johnson Controls, Inc., Other RV,
                  Grantor Trust, Wachovia Corp., LOC,
                  4.40% V/R, 10/1/01                           1,405,000
    2,500,000   Kenosha, WI, TRANS, 4.00%, 6/30/99             2,504,885
    6,535,000   Kenosha, WI, TRANS, SD #1, 3.38%,
                  9/28/99                                      6,535,000
    1,060,000   Milwaukee, WI, IDR Bonds, Longview Fibre
                  Co. Project, 3.30% V/R, 1/1/03               1,060,000
   12,000,000   Oshkosh, WI, Area SD TRANS, 4.00%,
                  8/24/99                                     12,038,373
   10,000,000   Racine, WI, United SD TRANS, 4.00%,
                  7/7/99                                      10,024,904
   10,000,000   Wausau, WI, IDR Bonds, Joint Venture
                  Partnership, U.S. Bank N.A., LOC,
                  3.10% V/R, 10/1/02                          10,000,000
    7,100,000   Wisconsin State HEHFA RV, Alverno
                  College Project, Allied Irish Bank,
                  LOC, 3.30% V/R, 11/1/17                      7,100,000
    3,475,000   Wisconsin State HEHFA RV, Series PA 183,
                  MBIA Insured, 3.30% V/R, 8/15/98             3,475,000
                                                          --------------

TOTAL WISCONSIN                                               55,143,162
                                                          --------------
 WYOMING (0.1%)
    1,000,000   Green River, WY, PCR Bonds, Allied Corp.
                  Project, GTD by Allied Signal Corp.,
                  3.30% V/R, 12/1/12                           1,000,000
                                                          --------------
 CASH MANAGEMENT ACCOUNTS (3.6%)
   29,613,524   Federated Tax-Free Obligations Fund           29,613,524
   17,000,000   Fidelity Tax Exempt Money Market Fund         17,000,000
      514,778   Provident Municipal Fund                         514,778
                                                          --------------

TOTAL CASH MANAGEMENT ACCOUNTS                                47,128,302
                                                          --------------
 COMMERCIAL PAPER (2.1%)
   13,600,000   City of Austin TX CP, 3.05%, 3/11/99          13,600,000
   14,200,000   Hospital Board FL CP, 3.15%, 3/11/99          14,200,000
                                                          --------------

TOTAL COMMERCIAL PAPER                                        27,800,000
                                                          --------------

TOTAL INVESTMENTS (100%)                                  $1,316,241,190
                                                          --------------
                                                          --------------

                                                                 [LOGO]
See Notes to Schedules of Investments and Notes to Financial Statements

 NOTES TO SCHEDULES OF INVESTMENTS (UNAUDITED)                 NOVEMBER 30, 1998

--------------------------------------------------------------------------------

(A) Annualized yields at time of purchase.

ABBREVIATIONS

AMBAC      American Municipal Bond Assurance Corporation
BIG        Bond Insurance Group
COLL       Collateralized
COP        Certificate of Participation
CP         Commercial Paper
EDA        Economic Development Authority
EFA        Educational Facilities Authority
ETM        Escrowed to Maturity
FFCB       Federal Farm Credit Bank
FGIC       Financial Guaranty Insurance Company
FHA        Federal Housing Authority
FHLB       Federal Home Loan Bank
FHLMC      Federal Home Loan Mortgage Corporation
FMAC       Federal Agricultural Mortgage Corporation
FNMA       Federal National Mortgage Association
FSA        Financial Security Assurance, Inc.
GO         General Obligation
GTD        Guaranteed
HEHFA      Higher Education & Health Facilities Authority
HFA        Housing Finance Authority
IDA        Industrial Development Authority
IDR        Industrial Development Revenue
ISD        Independent School District
LOC        Letter of Credit
MBIA       Municipal Bond Insurance Association
MFHR       Multi Family Housing Revenue
NBD        National Bank Detroit
PCR        Pollution Control Revenue
P/R        Prerefunded
RV         Revenue Bonds
SD         School District
SFM        Single Family Mortgage
SLMA       Student Loan Marketing Association
TRANS      Tax & Revenue Anticipation Notes
USG        U.S. Governments
V/R        Variable rate -- these securities are deemed to have a
           maturity remaining until the next adjustment of the
           interest rate or the longer of the demand period or
           readjustment. The interest rates shown reflect the rate
           in effect on November 30, 1998.

                                                                 [LOGO]

                               SEMI-ANNUAL REPORT
                               NOVEMBER 30, 1998
                                  (UNAUDITED)

                          PRIME MONEY MARKET PORTFOLIO
                             MONEY MARKET PORTFOLIO

                             CORE TRUST (DELAWARE)

 STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED)              NOVEMBER 30, 1998

--------------------------------------------------------------------------------

                                                                         PRIME MONEY
                                                                            MARKET       MONEY MARKET
                                                                          PORTFOLIO       PORTFOLIO
                                                                        --------------  --------------
ASSETS
  Investments at cost (Note 2)........................................  $3,914,502,600  $3,069,489,476
  Cash................................................................         756,983               -
  Receivable for investments sold.....................................      20,000,000      10,000,000
  Receivable for dividends, interest and other receivables............      16,629,039      15,834,081
  Organization costs, net of amortization (Note 2)....................          11,145          11,145
                                                                        --------------  --------------
TOTAL ASSETS..........................................................   3,951,899,767   3,095,334,702
                                                                        --------------  --------------

LIABILITIES
  Payable to custodian for account overdraft (Note 3).................               -       7,065,918
  Payable to custodian (Note 3).......................................          32,849          25,897
  Payable to adviser (Note 3).........................................       1,044,596         246,637
  Payable to other related parties (Note 3)...........................         158,081             394
  Dividends payable...................................................               -               -
  Accrued expenses and other liabilities..............................           3,747           6,975
                                                                        --------------  --------------

TOTAL LIABILITIES.....................................................       1,239,273       7,345,821
                                                                        --------------  --------------

NET ASSETS............................................................  $3,950,660,494  $3,087,988,881
                                                                        --------------  --------------
                                                                        --------------  --------------

See Notes to Financial Statements                          CORE TRUST (DELAWARE)

 STATEMENTS OF OPERATIONS (UNAUDITED)         SIX MONTHS ENDED NOVEMBER 30, 1998

--------------------------------------------------------------------------------

                                                                        PRIME MONEY      MONEY
                                                                           MARKET       MARKET
                                                                         PORTFOLIO     PORTFOLIO
                                                                        ------------  -----------
INVESTMENT INCOME
  Interest income.....................................................  $97,014,176   $75,163,497
                                                                        ------------  -----------
EXPENSES
  Advisory (Note 3)...................................................    5,723,778     1,804,916
  Administration (Note 3).............................................      863,005       668,487
  Custody (Note 3)....................................................      180,122       141,218
  Accounting (Note 3).................................................       45,000        45,000
  Legal (Note 3)......................................................        4,953         4,246
  Audit...............................................................       13,034        11,691
  Trustees............................................................        4,701         3,622
  Amortization of organization costs (Note 2).........................        1,518         1,518
  Miscellaneous.......................................................       31,220        12,495
                                                                        ------------  -----------
TOTAL EXPENSES........................................................    6,867,331     2,693,193
  Fees waived and expenses reimbursed (Note 4)........................            -    (1,136,035)
                                                                        ------------  -----------
NET EXPENSES..........................................................    6,867,331     1,557,158
                                                                        ------------  -----------
NET INVESTMENT INCOME (LOSS)..........................................   90,146,845    73,606,339
NET REALIZED GAIN (LOSS) ON INVESTMENTS SOLD..........................       36,064        30,811
                                                                        ------------  -----------
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...........  $90,182,909   $73,637,150
                                                                        ------------  -----------
                                                                        ------------  -----------

See Notes to Financial Statements                          CORE TRUST (DELAWARE)

                                                PERIOD ENDED MAY 31, 1998(a) AND
STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)    SIX MONTHS ENDED NOVEMBER 30,
1998
--------------------------------------------------------------------------------

                                                                          PRIME MONEY
                                                                            MARKET        MONEY MARKET
                                                                           PORTFOLIO        PORTFOLIO
                                                                        ---------------  ---------------
NET ASSETS -- AUGUST 23, 1997 (COMMENCEMENT OF OPERATIONS)............  $             -  $             -
                                                                        ---------------  ---------------
OPERATIONS
  Net investment income (loss)........................................      117,637,986       95,111,701
  Net realized gain (loss) on investments sold........................          (42,987)         (21,885)
                                                                        ---------------  ---------------
      Net increase (decrease) in net assets resulting from
       operations.....................................................      117,594,999       95,089,816
                                                                        ---------------  ---------------
TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
  Contributions.......................................................    5,373,694,156    4,410,026,378
  Withdrawals.........................................................   (2,352,537,164)  (2,132,747,532)
                                                                        ---------------  ---------------
      Net increase (decrease) from transactions in investors'
       beneficial interests...........................................    3,021,156,992    2,277,278,846
                                                                        ---------------  ---------------
NET INCREASE (DECREASE) IN NET ASSETS.................................    3,138,751,991    2,372,368,662
                                                                        ---------------  ---------------
NET ASSETS -- MAY 31, 1998............................................    3,138,751,991    2,372,368,662
                                                                        ---------------  ---------------
OPERATIONS
  Net investment income (loss)........................................       90,146,845       73,606,339
  Net realized gain (loss) on investments sold........................           36,064           30,811
                                                                        ---------------  ---------------
      Net increase (decrease) in net assets resulting from
       operations.....................................................       90,182,909       73,637,150
                                                                        ---------------  ---------------
TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
  Contributions.......................................................    2,290,670,193    2,043,532,364
  Withdrawals.........................................................   (1,568,944,599)  (1,401,549,295)
                                                                        ---------------  ---------------
      Net increase (decrease) from transactions in investors'
       beneficial interests...........................................      721,725,594      641,983,069
                                                                        ---------------  ---------------
NET INCREASE (DECREASE) IN NET ASSETS.................................      811,908,503      715,620,219
                                                                        ---------------  ---------------
NET ASSETS -- NOVEMBER 30, 1998.......................................  $ 3,950,660,494  $ 3,087,988,881
                                                                        ---------------  ---------------
                                                                        ---------------  ---------------

(a)For the period August 23, 1997 (date of commencement of operations) to May 31, 1998.

See Notes to Financial Statements                          CORE TRUST (DELAWARE)

 FINANCIAL HIGHLIGHTS (UNAUDITED)

--------------------------------------------------------------------------------

                                                                                 RATIOS TO AVERAGE
                                                                                   NET ASSETS(a)
                                                                        -----------------------------------
                                                                                                    NET
                                                                          NET         GROSS      INVESTMENT
                                                                        EXPENSES   EXPENSES(b)     INCOME
                                                                        --------   -----------   ----------
PRIME MONEY MARKET PORTFOLIO
  June 1, 1998 to November 30, 1998...................................    0.40%       0.40%         5.22%
  August 23, 1997(c) to May 31, 1998..................................    0.40%       0.40%         5.36%

MONEY MARKET PORTFOLIO
  June 1, 1998 to November 30, 1998...................................    0.12%       0.20%         5.51%
  August 23, 1997(c) to May 31, 1998..................................    0.12%       0.21%         5.64%

(a) Annualized.
(b) During each period, various fees were waived and reimbursed. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements (Note 4).
(c) Commencement of operations.

See Notes to Financial Statements                          CORE TRUST (DELAWARE)

 NOTES TO FINANCIAL STATEMENTS (UNAUDITED)                     NOVEMBER 30, 1998

--------------------------------------------------------------------------------

 NOTE 1. ORGANIZATION

Core Trust (Delaware) ("Core Trust"), organized as a Delaware business trust, was formed on September 1, 1994. Core Trust, which is registered as an open-end management investment company under the Investment Company Act of 1940 (the "Act"), currently has twenty-one separate investment portfolios. These financial statements relate to Prime Money Market Portfolio and Money Market Portfolio (individually, a "Portfolio" and, collectively, the "Portfolios"), each of which is a diversified portfolio. The Portfolios commenced operations on August 23, 1997. Interests in the Portfolios are sold in private placement transactions without any sales charge to qualified investors, including open-end management investment companies.

 NOTE 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

These financial statements are prepared in accordance with generally accepted accounting principles, which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increase and decrease in net assets from operations during the fiscal period. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the
Portfolios:

PORTFOLIO VALUATION - Core Trust determines the net asset value per share of each Portfolio as of 1:00 p.m., Pacific time, on each Portfolio business day, utilizing the amortized cost method pursuant to Rule 2a-7 under the Act. Under this method, all investments purchased at a discount or premium are valued by accreting or amortizing, respectively, the difference between the original purchase price and maturity value of the issue over the period to maturity.

REPURCHASE AGREEMENTS - The Portfolios may invest in repurchase agreements. Each Portfolio, through its custodian, receives delivery of the underlying collateral, whose market value must always equal or exceed the repurchase price. The investment adviser is responsible for determining the value of the underlying collateral at all times. In the event of default, a Portfolio may have difficulties with the disposition of such securities held as collateral.

ORGANIZATION COSTS - The costs incurred by each Portfolio in connection with its organization have been capitalized and are being amortized using the straight line method over a five-year period beginning on the commencement of each Portfolio's operations.

FEDERAL TAXES - The Portfolios are not required to pay federal income taxes on their net investment income and net capital gain as they are treated as partnerships for federal income tax purposes. All interest, dividends, gain and loss of a Portfolio are deemed to have been "passed through" to the partners in proportion to their holdings of the Portfolio.

SECURITIES TRANSACTIONS, INTEREST INCOME AND REALIZED GAIN AND LOSS - Securities transactions are recorded on a trade date basis, interest income is accrued as earned and realized gain and loss on investments sold are recorded on the basis of identified cost. The cost basis of investments for federal income tax purposes at November 30, 1998, is the same as for financial reporting purposes.

 NOTE 3. ADVISORY, SERVICING FEES AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The investment adviser of Prime Money Market Portfolio and Money Market Portfolio is Norwest Investment Management, Inc. ("Adviser"), an indirect subsidiary of Norwest Corporation. The Adviser receives an advisory fee from Core Trust with respect to Prime Money Market Portfolio and Money Market Portfolio at annual rates of 0.40% and 0.20%, respectively, of the average daily net assets for the first $300 million of average daily net assets of each Portfolio, declining to 0.32% and 0.12%, respectively, of the average daily net assets of each Portfolio in excess of $700 million.

ADMINISTRATIVE - The administrator of Core Trust is Forum Administrative Services, LLC ("FAdS"). FAdS receives an administration fee of 0.05% of the average daily net assets of each Portfolio.

CUSTODIAN - Norwest Bank, Minnesota, N.A., a subsidiary of Norwest Corporation, serves as the custodian for the Portfolios and receives a fee of 0.02% of the first $100 million of a Portfolio's average daily net assets, 0.015% of the next $100 million of a Portfolio's average daily net assets and 0.01% of a Portfolio's remaining average daily net assets.

PLACEMENT AGENT - Forum Financial Services, Inc. acts as Core Trust's placement agent pursuant to a separate agreement with Core Trust and receives no compensation for its services.

OTHER SERVICE PROVIDERS - Forum Accounting Services, LLC provides portfolio accounting and interestholder recordkeeping services to each Portfolio pursuant to a separate agreement.

 NOTE 4. WAIVERS AND REIMBURSEMENTS

For the period ended November 30, 1998, the Adviser voluntarily waived a portion of its advisory fees and FAdS voluntarily waived a portion of its administration fees for Money Market Portfolio in the amounts of $467,943 and $668,092, respectively. The Adviser and FAdS, at their discretion, may revise or discontinue the voluntary fee waivers at any time.

                                                           CORE TRUST (DELAWARE)

 SCHEDULES OF INVESTMENTS (UNAUDITED)                          NOVEMBER 30, 1998

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                     VALUE
------------------------------------------------------------------------
                      PRIME MONEY MARKET PORTFOLIO
------------------------------------------------------------------------
 ASSET BACKED SECURITIES (1.1%)
   42,011,856   WFP Tower B Finance Corp., Short-Term
                  STEERS Trust, Series A, 5.31% V/R,
                  12/8/98                                 $   42,011,856
                                                          --------------
 CERTIFICATES OF DEPOSIT (8.9%)
   16,000,000   Banco Espirito Santo e Comercial de
                  Lisboa, New York Branch, 5.74%,
                  3/26/99                                     15,999,033
   47,000,000   Banque Paribas, New York Branch, 5.73%,
                  3/29/99                                     46,993,816
   30,000,000   Bayerische Landesbank, New York Branch,
                  5.65%, 7/22/99                              30,132,716
  130,000,000   Deutsche Bank, New York Branch, 5.73%,
                  4/15/99                                    129,981,577
   25,000,000   Generale Bank, New York Branch, 6.02%,
                  12/16/98                                    25,000,073
   50,000,000   Natexis Banque, New York Branch, 5.71%,
                  8/3/99                                      49,980,713
   25,000,000   Societe Generale, New York Branch,
                  5.70%, 3/23/99                              24,995,957
   25,000,000   Svenska Handelsbanken, New York Branch,
                  5.65%, 8/10/99                              25,126,014
                                                          --------------

TOTAL CERTIFICATES OF DEPOSIT                                348,209,899
                                                          --------------
 COMMERCIAL PAPER (48.1%)
   34,000,000   Ace Overseas Corp., 5.51%, 1/19/99(a)         33,745,010
   10,000,000   Apreco, Inc., 5.37%, 2/8/99(a)                 9,897,074
   95,000,000   Atlantis One Funding Corp., 5.48%,
                  2/11/99                                     93,963,300
   20,000,000   Atlantis One Funding Corp., 5.35%,
                  3/26/99                                     19,658,194
   45,000,000   Banco Rio de La Plata S.A., Bayerische
                  Vereinsbank, AG LOC, 5.47%, 12/7/98         44,959,100
   31,077,000   Barton Capital Corp., 5.58%, 1/14/99(a)       30,865,054
    5,659,000   Barton Capital Corp., 5.48%, 3/19/99(a)        5,565,966
    5,848,000   Barton Capital Corp., 5.06%, 6/8/99(a)         5,692,649
    5,411,000   Barton Capital Corp., 5.04%, 8/12/99(a)        5,218,585
  155,763,000   Bavaria Universal Funding Corp., 5.25%,
                  1/21/99(a)                                 154,584,325
   15,000,000   CC (USA), Inc., 5.52%, 1/29/99(a)             14,864,300
   30,000,000   CC (USA), Inc., 4.81%, 4/9/99(a)              29,482,925
   10,643,000   Chinatex Capital, Inc., Bank of America
                  N.T. & S.A., LOC, 5.45%, 12/2/98            10,641,388
   10,000,000   City of Austin, TX, Landesbank Hessen -
                  Thueringen Grozentrale, A.G., LOC,
                  5.38%, 12/16/98                              9,977,582
   44,182,000   CPI Funding Corp., 5.55%, 12/28/98(a)         43,998,091
   35,000,000   CPI Funding Corp., 5.08%, 3/25/99(a)          34,436,967
   20,288,000   Grand Funding Corp., 5.42%, 12/15/98(a)       20,245,236
   24,391,000   Grand Funding Corp., 5.60%, 1/15/99(a)        24,220,262
   73,845,000   Grand Funding Corp., 5.50%, 2/5/99(a)         73,100,397
   40,000,000   Grand Funding Corp., 5.35%, 2/26/99(a)        39,482,833
   30,000,000   Greyhawk Capital Corp., 5.42%,
                  12/11/98(a)                                 29,954,833
   30,000,000   International Securitization Corp.,
                  5.40%, 1/14/99(a)                           29,802,000
   33,000,000   International Securitization Corp.,
                  5.30%, 2/17/99(a)                           32,621,050
   85,000,000   Lexington Parker Capital Co., LLC.,
                  5.53%, 1/4/99(a)                            84,556,063

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                     VALUE
------------------------------------------------------------------------
                PRIME MONEY MARKET PORTFOLIO (continued)
------------------------------------------------------------------------
   35,000,000   Lexington Parker Capital Co., LLC.,
                  5.55%, 1/12/99(a)                       $   34,773,375
    7,384,000   MOAT Funding LLC., 5.42%, 12/10/98(a)          7,373,994
   26,033,000   MOAT Funding LLC., 5.39%, 1/8/99(a)           25,884,887
   15,000,000   MOAT Funding LLC., 5.70%, 1/14/99(a)          14,895,500
   48,000,000   MOAT Funding LLC., 5.45%, 1/27/99(a)          47,585,800
   22,825,000   MOAT Funding LLC., 5.50%, 2/12/99(a)          22,570,438
   40,000,000   MOAT Funding LLC., 5.35%, 2/18/99(a)          39,530,389
   30,721,000   Monte Blanc Capital Corp., 5.45%,
                  1/29/99(a)                                  30,446,602
   40,000,000   Old Line Funding Corp., 5.03%,
                  12/15/98(a)                                 39,921,755
   50,000,000   Park Avenue Receivables Corp., 5.37%,
                  2/9/99(a)                                   49,477,916
   20,000,000   Perry Funding Corp., 5.51%, 12/1/98(a)        20,000,000
   33,000,000   Perry Funding Corp., 5.53%, 2/16/99(a)        32,609,675
   15,157,000   Perry II Funding Corp., 5.53%,
                  2/16/99(a)                                  14,977,722
   22,067,000   Pooled Accounts Receivable Capital
                  Corp., 5.40%, 2/2/99(a)                     21,858,466
   23,774,000   Repeat Offering Securitization Entity,
                  5.35%, 1/7/99(a)                            23,643,276
   94,500,000   Sheffield Receivables Corp., 5.21%,
                  1/29/99                                     93,693,101
   30,000,000   Sigma Finance Corp., 5.40%, 1/28/99(a)        29,739,000
   20,000,000   Sigma Finance Corp., 5.52%, 2/4/99(a)         19,800,667
   23,000,000   Sigma Finance Corp., 5.27%, 3/15/99(a)        22,649,838
   80,000,000   Special Purpose Accounts Receivables
                  Cooperative Corp., 5.30%, 1/20/99(a)        79,411,111
   25,000,000   Special Purpose Accounts Receivables
                  Cooperative Corp., 5.54%, 12/4/98(a)        24,988,458
   10,000,000   Special Purpose Accounts Receivables
                  Cooperative Corp., 5.40%, 1/29/99(a)         9,911,500
   30,000,000   Special Purpose Accounts Receivables
                  Cooperative Corp., 5.00%, 4/7/99(a)         29,470,835
   33,697,000   Sydney Capital Corp., Inc., 5.21%,
                  1/8/99(a)                                   33,511,685
   42,132,000   Thames Asset Global Securitization,
                  Inc., 5.32%, 1/6/99(a)                      41,907,857
   48,000,000   Thames Asset Global Securitization,
                  Inc., 5.25%, 1/15/99(a)                     47,682,187
   21,317,000   Thames Asset Global Securitization,
                  Inc., 5.15%, 2/16/99(a)                     21,082,187
   35,000,000   Thames Asset Global Securitization,
                  Inc., 5.35%, 2/22/99(a)                     34,568,285
   10,000,000   Three Rivers Funding Corp., 5.45%,
                  12/10/98(a)                                  9,986,375
   39,900,000   Trident Capital Finance, Inc., 5.51%,
                  1/8/99(a)                                   39,667,937
   40,000,000   Yamaha Motor Owner Trust, 5.43%,
                  1/22/99(a)                                  39,686,266
                                                          --------------

TOTAL COMMERCIAL PAPER                                     1,884,840,268
                                                          --------------
 CORPORATE NOTES (19.4%)
   28,000,000   Asset Backed Trust 1995 Series A-3,
                  5.28% V/R, 4/15/99                          28,000,000
   10,000,000   Asset Backed Trust 1996 Series A-4,
                  5.29% V/R, 1/15/99                          10,000,000
   25,000,000   BRAVO Trust Series 1997-1, 5.40% V/R,
                  4/15/99                                     25,000,000
   10,190,000   BT Securities Corp., 5.75%, 3/15/99           10,197,119
   30,000,000   Bear Stearns Cos., Inc., 5.61% V/R,
                  10/27/99                                    30,000,000

See Notes to Schedules of Investments and Notes to Financial Statements
                                                           CORE TRUST (DELAWARE)

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)              NOVEMBER 30, 1998

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                     VALUE
------------------------------------------------------------------------
                PRIME MONEY MARKET PORTFOLIO (continued)
------------------------------------------------------------------------
   30,000,000   Bear Stearns Cos., Inc., 5.62% V/R,
                  11/1/99                                 $   30,000,000
   30,000,000   Bear Stearns Cos., Inc., 5.43% V/R,
                  11/15/99                                    30,000,000
   15,000,000   Bear Stearns Cos., Inc., 5.55% V/R,
                  11/30/99                                    15,000,000
   15,000,000   Bear Stearns Cos., Inc., 5.43% V/R,
                  12/15/99                                    14,995,844
   80,000,000   Beta Finance, Inc., 5.40%, 11/12/99(a)        79,940,437
    6,000,000   Compagnie Bancaire (USA) Funding, Inc.,
                  6.15%, 12/28/98                              6,002,059
   60,000,000   Keybank, 5.36% V/R, 10/14/99                  60,002,552
   30,000,000   Liberty Lighthouse U.S. Capital Company,
                  LLC., 5.26%, 9/1/99(a)                      29,995,679
   60,000,000   Liberty Lighthouse U.S. Capital Company,
                  LLC., 5.26%, 9/9/99(a)                      59,990,952
   50,000,000   Liberty Lighthouse U.S. Capital Company,
                  LLC., 5.30%, 10/8/99(a)                     49,964,956
   20,000,000   Medium Term Structured Enhanced Return
                  Trust (STEERS), Series 1997 A-28,
                  5.06%, 9/23/99                              20,000,000
   28,000,000   Medium Term Structured Enhanced Return
                  Trust (STEERS), Series 1998 A-40,
                  5.31%, 1/15/99                              28,000,000
   15,000,000   Merrill Lynch & Co., Inc., 5.75%, 4/7/99      15,017,625
   40,000,000   Morgan Stanley Group, Inc., 5.60%,
                  12/15/99                                    40,000,000
   87,500,000   Sigma Finance Corp., 5.14%, 10/28/99          87,500,000
   30,000,000   Structured Products Asset, 5.47%,
                  5/24/99(a)                                  30,000,000
   60,000,000   Syndicated Loan Funding, 5.78%,
                  12/15/99(a)                                 60,000,000
                                                          --------------
TOTAL CORPORATE NOTES                                        759,607,223
                                                          --------------
 FLOATING RATE FUNDING AGREEMENTS (6.2%)
   30,000,000   Allstate Life Insurance Co., 5.44% V/R,
                  2/28/99                                     30,000,000
  115,000,000   General American Life Insurance Co.,
                  5.40% V/R, 3/20/30                         115,000,000
   40,000,000   Peoples Benefit Life Insurance Co.,
                  5.33% V/R, 12/15/99                         40,000,000
   30,000,000   Providian Life & Health Insurance Co.,
                  5.28% V/R, 12/15/99                         30,000,000
   30,000,000   Transamerica Life Insurance & Annuity
                  Co., 5.22% V/R, 4/12/99                     30,000,000
                                                          --------------
TOTAL FLOATING RATE FUNDING AGREEMENTS                       245,000,000
                                                          --------------
 MASTER NOTES (0.5%)
   10,000,000   American General Finance, Inc.                10,000,000
   10,000,000   General Electric Co.                          10,000,000
                                                          --------------

TOTAL MASTER NOTES                                            20,000,000
                                                          --------------
 MUNICIPAL BONDS & NOTES (0.5%)
    4,700,000   Durham, NC, COP, Series B, Wachovia Bank
                  of North Carolina, LOC, 4.87% V/R,
                  7/1/03                                       4,700,000
    1,530,000   Kalamazoo Funding Co., Old Kent Bank &
                  Trust Co., 5.15% V/R, 12/15/26               1,530,000

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                     VALUE
------------------------------------------------------------------------
                PRIME MONEY MARKET PORTFOLIO (continued)
------------------------------------------------------------------------
    1,215,000   Kalamazoo Funding Co., Old Kent Bank &
                  Trust Co., 5.15% V/R, 12/15/26          $    1,215,000
    1,085,000   Kalamazoo Funding Co., Old Kent Bank &
                  Trust Co., 5.15% V/R, 12/15/26               1,085,000
      665,000   Kalamazoo Funding Co., Old Kent Bank &
                  Trust Co., 5.15% V/R, 12/15/26                 665,000
      640,000   Kalamazoo Funding Co., Old Kent Bank &
                  Trust Co., 5.15% V/R, 12/15/26                 640,000
      580,000   Kalamazoo Funding Co., Old Kent Bank &
                  Trust Co., 5.15% V/R, 12/15/26                 580,000
    7,310,000   New York City, GO, 5.76%, 12/21/98             7,310,000
    1,100,000   Prince William County, VA, Taxable
                  Notes, Series A, Wachovia Bank of
                  North Carolina, LOC, 4.87% V/R, 3/1/17       1,100,000
                                                          --------------

TOTAL MUNICIPAL BONDS & NOTES                                 18,825,000
                                                          --------------
 REPURCHASE AGREEMENT (3.6%)
  139,608,354   NationsBanc Montgomery Securities, Inc.,
                  5.50%, 12/1/98, to be repurchased at
                  $139,629,682(b)                            139,608,354
                                                          --------------
 TIME DEPOSITS (11.7%)
  190,000,000   Bank of America N.T. & S.A., Toronto
                  Branch, 5.56%, 12/1/98                     190,000,000
   41,400,000   Banque Paribas, Toronto Branch, 5.63%,
                  12/1/98                                     41,400,000
  150,000,000   Deutsche Bank AG, Toronto Branch, 6.00%,
                  12/1/98                                    150,000,000
   75,000,000   Dresdner Bank AG, Toronto Branch, 5.56%,
                  12/1/98                                     75,000,000
                                                          --------------

TOTAL TIME DEPOSITS                                          456,400,000
                                                          --------------

TOTAL INVESTMENTS (100.0%)                                $3,914,502,600
                                                          --------------
                                                          --------------
------------------------------------------------------------------------
                         MONEY MARKET PORTFOLIO
------------------------------------------------------------------------
 ASSET BACKED SECURITIES (1.1%)
   34,195,698   WFP Tower B Finance Corp., Short-Term
                  STEERS Trust, Series A, 5.31% V/R,
                  12/8/98                                 $   34,195,698
                                                          --------------
 CERTIFICATES OF DEPOSIT (10.7%)
   50,000,000   Banco Espirito Santo e Comercial de
                  Lisboa, New York Branch, 5.74%,
                  3/26/99                                     49,996,982
   40,000,000   Banque Paribas, New York Branch, 5.73%,
                  3/29/99                                     39,994,738
   20,000,000   Bayerische Landesbank, New York Branch,
                  5.65%, 7/22/99                              20,088,477
   68,000,000   Deutsche Bank, New York Branch, 5.73%,
                  4/15/99                                     67,990,365
   15,000,000   Generale Bank, New York Branch, 6.02%,
                  12/16/98                                    15,000,044
   38,000,000   Natexis Banque, New York Branch, 5.71%,
                  8/3/99                                      37,985,342
   25,000,000   Societe Generale, New York Branch,
                  5.70%, 3/23/99                              24,995,958

See Notes to Schedules of Investments and Notes to Financial Statements
                                                           CORE TRUST (DELAWARE)

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)              NOVEMBER 30, 1998

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                     VALUE
------------------------------------------------------------------------
                   MONEY MARKET PORTFOLIO (continued)
------------------------------------------------------------------------
   55,000,000   Societe Generale, New York Branch,
                  5.80%, 4/28/99                          $   54,991,462
   18,000,000   Svenska Handelsbanken, New York Branch,
                  5.67%, 8/9/99                               18,091,899
                                                          --------------

TOTAL CERTIFICATES OF DEPOSIT                                329,135,267
                                                          --------------
 COMMERCIAL PAPER (47.9%)
   15,000,000   Apreco, Inc., 5.37%, 2/8/99(a)                14,845,612
    5,000,000   Atlantis One Funding Corp., 5.48%,
                  2/11/99                                      4,945,200
   65,000,000   Atlantis One Funding Corp., 5.35%,
                  3/26/99                                     63,889,132
   40,000,000   Banco Rio de La Plata S.A., Bayerische
                  Vereinsbank, AG, LOC, 5.47%, 12/7/98        39,963,533
   40,000,000   Barton Capital Corp., 5.58%, 1/14/99(a)       39,727,200
   48,500,000   Bavaria Universal Funding Corp., 5.25%,
                  1/19/99(a)                                  48,153,427
   40,000,000   Bavaria Universal Funding Corp., 5.40%,
                  1/21/99(a)                                  39,694,000
   11,000,000   CC (USA), Inc., 5.52%, 1/29/99(a)             10,900,487
   20,000,000   CC (USA), Inc., 4.81%, 4/9/99(a)              19,655,284
   10,000,000   CPI Funding Corp., 5.55%, 12/28/98(a)          9,958,375
   35,000,000   CPI Funding Corp., 5.08%, 3/25/99(a)          34,436,968
   42,872,000   Certain Funding Corp., 5.25%, 1/15/99(a)      42,590,653
    5,000,000   Chinatex Capital, Inc., Bank of America
                  N.T. & S.A., LOC, 5.45%, 12/2/98             4,999,243
   21,300,000   City of Austin, TX , Landesbank Hessen -
                  Thueringen Grozentrale A.G., LOC,
                  5.38%, 12/16/98                             21,252,253
   31,650,000   Corporate Asset Securitization
                  Australia, Ltd., Inc., 5.30%,
                  1/15/99(a)                                  31,440,319
   20,000,000   Grand Funding Corp., 5.60%, 1/15/99(a)        19,860,000
   69,019,000   Grand Funding Corp., 5.55%, 1/22/99(a)        68,465,698
   35,000,000   Grand Funding Corp., 5.50%, 2/5/99(a)         34,647,083
   20,000,000   Greyhawk Capital Corp., 5.42%,
                  12/11/98(a)                                 19,969,889
   18,825,000   International Securitization Corp.,
                  5.40%, 1/14/99(a)                           18,700,755
   24,700,000   International Securitization Corp.,
                  5.30%, 2/17/99(a)                           24,416,362
   55,000,000   Lexington Parker Capital Co. LLC.,
                  5.53%, 1/4/99(a)                            54,712,747
   45,000,000   Lexington Parker Capital Co. LLC.,
                  5.55%, 1/12/99(a)                           44,708,625
   20,000,000   Lexington Parker Capital Co. LLC.,
                  5.47%, 1/15/99(a)                           19,863,250
   10,317,000   Liberty Lighthouse Funding Co. LLC.,
                  5.52%, 1/8/99(a)                            10,256,886
   10,000,000   Medical Building Funding III, Allied
                  Irish Bank, LOC, 5.21%, 5/26/99              9,745,534
   17,355,000   MOAT Funding LLC., 5.42%, 12/2/98(a)          17,352,387
   17,457,000   MOAT Funding LLC., 5.42%, 12/8/98(a)          17,438,602
   23,052,000   MOAT Funding LLC., 5.42%, 12/21/98(a)         22,982,588
   10,000,000   MOAT Funding LLC., 5.70%, 1/14/99(a)           9,930,333
   37,000,000   MOAT Funding LLC., 5.45%, 1/27/99(a)          36,680,721
   15,000,000   MOAT Funding LLC., 5.50%, 2/12/99(a)          14,832,709
   30,000,000   Monte Blanc Capital Corp., 5.45%,
                  1/29/99(a)                                  29,732,042
   40,000,000   Old Line Funding Corp., 5.03%,
                  12/15/98(a)                                 39,921,756
   23,891,000   Park Avenue Receivables Corp., 5.37%,
                  2/9/99(a)                                   23,641,538
    4,494,000   Perry Funding Corp., 5.51%, 12/1/98(a)         4,494,000

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                     VALUE
------------------------------------------------------------------------
                   MONEY MARKET PORTFOLIO (continued)
------------------------------------------------------------------------
   30,714,000   Perry Funding Corp., 5.53%, 2/16/99(a)    $   30,350,713
   10,000,000   Perry Funding Corp., 5.53%, 2/16/99(a)         9,881,720
   30,000,000   Petrobras International Finance Co.,
                  Barclays Bank plc, 5.25%, 2/8/99            29,698,125
   20,000,000   Pooled Accounts Receivable Capital
                  Corp., 5.40%, 2/2/99(a)                     19,811,000
   26,000,000   Sheffield Receivables Corp., 5.21%,
                  1/29/99                                     25,777,997
   28,000,000   Sigma Finance Corp., 5.40%, 1/28/99(a)        27,756,400
   19,000,000   Sigma Finance Corp., 5.27%, 3/15/99(a)        18,710,736
    5,000,000   Special Purpose Accounts Receivable
                  Coperative Corp., 5.54%, 12/4/98(a)          4,997,692
   50,000,000   Special Purpose Accounts Receivable
                  Cooperative Corp., 5.30%, 1/28/99(a)        49,573,056
   34,250,000   Special Purpose Accounts Receivable
                  Cooperative Corp., 5.40%, 1/29/99(a)        33,946,888
   20,000,000   Special Purpose Accounts Receivable
                  Cooperative Corp., 5.00%, 4/7/99(a)         19,647,223
   23,000,000   Sydney Capital Corp., Inc., 5.21%,
                  1/8/99                                      22,873,513
   17,267,000   Thames Asset Global Securitization,
                  Inc., 5.25%, 1/4/99(a)                      17,181,385
   20,000,000   Thames Asset Global Securitization,
                  Inc., 5.32%, 1/6/99(a)                      19,893,600
   20,545,000   Thames Asset Global Securitization,
                  Inc., 5.25%, 1/14/99(a)                     20,413,170
   30,000,000   Thames Asset Global Securitization,
                  Inc., 5.40%, 1/15/99(a)                     29,797,500
   25,000,000   Thames Asset Global Securitization,
                  Inc., 5.35%, 2/22/99(a)                     24,691,633
   15,303,000   Three Rivers Funding Corp., 5.45%,
                  12/10/98(a)                                 15,282,150
   30,000,000   Trident Capital Finance, Inc., 5.51%,
                  1/8/99(a)                                   29,825,517
   29,362,000   Windmill Funding Corp., 5.40%, 1/20/99        29,141,785
   22,650,000   Yamaha Motor Owner Trust, 5.43%, 1/22/99      22,472,349
                                                          --------------

TOTAL COMMERCIAL PAPER                                     1,470,529,343
                                                          --------------
 CORPORATE NOTES (18.3%)
   22,000,000   Asset Backed Trust 1995 Series A-3,
                  5.28% V/R, 4/15/99                          22,000,000
    5,000,000   Asset Backed Trust 1996 Series A-4,
                  5.29% V/R, 1/15/99                           5,000,000
   20,000,000   BRAVO Trust Series 1997-1, 5.40% V/R,
                  4/15/99                                     20,000,000

   10,000,000   BT Securities Corp., 5.75% V/R, 3/15/99       10,006,986
   20,000,000   Bear Stearns Cos., Inc., 5.61% V/R,
                  10/27/1999                                  20,000,000
   20,000,000   Bear Stearns Cos., Inc., 5.62% V/R,
                  11/1/1999                                   20,000,000
   10,000,000   Bear Stearns Cos., Inc., 5.43% V/R,
                  11/15/1999                                   9,997,229
   10,000,000   Bear Stearns Cos., Inc., 5.55% V/R,
                  11/30/1999                                  10,000,000
   20,000,000   Bear Stearns Cos., Inc., 5.43% V/R,
                  12/15/1999                                  20,000,000
   60,000,000   Beta Finance, Inc., 5.19%, 11/12/99(a)        59,955,328
   40,000,000   Keybank, 5.36% V/R, 10/14/99                  40,001,699
   20,000,000   Liberty Lighthouse U.S. Capital Company,
                  LLC., 5.26% V/R, 9/1/99(a)                  19,997,120

See Notes to Schedules of Investments and Notes to Financial Statements
                                                           CORE TRUST (DELAWARE)

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONCLUDED)              NOVEMBER 30, 1998

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                     VALUE
------------------------------------------------------------------------
                   MONEY MARKET PORTFOLIO (continued)
------------------------------------------------------------------------
   40,000,000   Liberty Lighthouse U.S. Capital Company,
                  LLC., 5.26% V/R, 9/9/99(a)              $   39,993,969
   50,000,000   Liberty Lighthouse U.S. Capital Company,
                  LLC., 5.30% V/R, 10/8/99(a)                 49,955,729
   20,000,000   Medium Term Structured Enhanced Return
                  Trust (STEERS), Series 1997 A-28,
                  5.06% V/R, 9/23/99                          20,000,000
   19,000,000   Medium Term Structured Enhanced Return
                  Trust (STEERS), Series 1998 A-40,
                  5.31% V/R, 1/15/99                          19,000,000
   15,255,000   Merita Bank Ltd., 9.75%, 12/15/98             15,277,857
   10,000,000   Merrill Lynch & Co., Inc., 5.75%, 4/7/99      10,011,750
   30,000,000   Morgan Stanley Group, Inc., 5.60% V/R,
                  11/15/99                                    30,000,000
   60,000,000   Sigma Finance Corp., 5.14%, 10/28/99(a)       60,000,000
   20,000,000   Structured Products Asset, 5.47%,
                  5/24/99                                     20,000,000
   40,000,000   Syndicated Loan Funding, 5.78%, 12/15/99      40,000,000
                                                          --------------
TOTAL CORPORATE NOTES                                        561,197,667
                                                          --------------
 FLOATING RATE FUNDING AGREEMENTS (5.9%)
   20,000,000   Allstate Life Insurance Co., 5.44% V/R,
                  1/1/99                                      20,000,000
   85,000,000   General American Life Insurance Co.,
                  5.40% V/R, 3/20/30                          85,000,000
   20,000,000   Peoples Benefit Life Insurance Co.,
                  5.28% V/R, 12/15/99                         20,000,000
   35,000,000   Providian Life & Health Insurance Co.,
                  5.33% V/R, 12/15/99                         35,000,000
   20,000,000   Transamerica Life Insurance & Annuity
                  Co., 5.22% V/R, 4/12/99                     20,000,000
                                                          --------------
TOTAL FLOATING RATE FUNDING AGREEMENTS                       180,000,000
                                                          --------------
 MASTER NOTES (0.4%)
    3,000,000   American General Finance, Inc.                 3,000,000
   10,000,000   General Electric Co.                          10,000,000
                                                          --------------

TOTAL MASTER NOTES                                            13,000,000
                                                          --------------
 MUNICIPAL BONDS & NOTES (0.3%)
    3,600,000   Durham, NC COP, Series B, Wachovia Bank
                  of North Carolina, LOC, 4.87% V/R,
                  7/1/03                                       3,600,000
    1,110,000   Kalamazoo Funding Co., Old Kent Bank &
                  Trust Co., LOC, 5.15% V/R, 12/15/26          1,110,000
      945,000   Kalamazoo Funding Co., Old Kent Bank &
                  Trust Co., LOC, 5.15% V/R, 12/15/26            945,000
      840,000   Kalamazoo Funding Co., Old Kent Bank &
                  Trust Co., LOC, 5.15% V/R, 12/15/26            840,000
      450,000   Kalamazoo Funding Co., Old Kent Bank &
                  Trust Co., LOC, 5.15% V/R, 12/15/26            450,000
      420,000   Kalamazoo Funding Co., Old Kent Bank &
                  Trust Co., LOC, 5.15% V/R, 12/15/26            420,000
      395,000   Kalamazoo Funding Co., Old Kent Bank &
                  Trust Co., LOC, 5.15% V/R, 12/15/26            395,000
    1,350,000   Kalamazoo Funding Co., Old Kent Bank &
                  Trust Co., LOC, 5.15% V/R, 12/15/26          1,350,000

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                     VALUE
------------------------------------------------------------------------
                   MONEY MARKET PORTFOLIO (continued)
------------------------------------------------------------------------
      900,000   Prince William County, VA Taxable Notes,
                  Series A, Wachovia Bank of North
                  Carolina, LOC, 4.87% V/R, 3/1/17        $      900,000
                                                          --------------

TOTAL MUNICIPAL BONDS & NOTES                                 10,010,000
                                                          --------------
 REPURCHASE AGREEMENTS (4.9%)
   10,000,000   NationsBanc Montgomery Securities, Inc.,
                  5.30%, 12/1/98, to be repurchased at
                  $10,001,472, collateralized by
                  $9,965,000 U.S. Treasury Note, 5.38%,
                  10/31/00, with an aggregate market
                  value of 10,201,669                         10,000,000
  141,421,501   NationsBanc Montgomery Securities, Inc.,
                  5.50%, 12/1/98, to be repurchased at
                  $141,443,107(b)                            141,421,501
                                                          --------------

TOTAL REPURCHASE AGREEMENTS                                  151,421,501
                                                          --------------
 TIME DEPOSITS (10.5%)
  150,000,000   Bank of America N.T. & S.A., Toronto
                  Branch, 5.56%, 12/1/98                     150,000,000
   30,000,000   Banque Paribas, Toronto Branch, 5.63%,
                  12/1/98                                     30,000,000
  125,000,000   Deutsche Bank AG, Toronto Branch, 6.00%,
                  12/1/98                                    125,000,000
   15,000,000   Dresdner Bank AG, Toronto Branch, 5.56%,
                  12/1/98                                     15,000,000
                                                          --------------

TOTAL TIME DEPOSITS                                          320,000,000
                                                          --------------

TOTAL INVESTMENTS (100.0%)                                $3,069,489,476
                                                          --------------
                                                          --------------

--------------------------------------------------------------------------------
                       NOTES TO SCHEDULES OF INVESTMENTS
--------------------------------------------------------------------------------
(a) Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to 4(2) of the Securities Act of 1933, as amended. The Board of Trustees had determined these securities to be liquid.
(b) The Portfolios have invested in a joint repurchase agreement. The following represents the collateral on the NationsBanc Montgomery Securities, Inc. joint repurchase agreement: Collateralized by $290,803,978 FNMA Discount Notes, 6.00%, 10/1/13; with a total market value of $286,698,701.

ABBREVIATIONS

COP        Certificate of Participation
FNMA       Federal National Mortgage Association
LOC        Letter of Credit
V/R        Variable rate -- these securities are deemed to have a
                         maturity remaining until the next
                         adjustment of the interest rate or the
                         longer of the demand period or
                         readjustment. The interest rates shown
                         reflect the rate in effect on November 30,
                         1998.

See Notes to Schedules of Investments and Notes to Financial Statements
                                                           CORE TRUST (DELAWARE)

Norwest Advantage Funds
733 Marquette Avenue
Minneapolis, MN 55479-0040

Shareholders Services
Minneapolis/St. Paul 1-612-667-8833
Elsewhere 1-800-338-1348

Norwest Investment Management, Inc.
Investment Adviser

Norwest Bank Minnesota, N.A.
Transfer Agent
Custodian

Forum Financial Services, Inc.
Manager and Distributor

-COPYRIGHT-1999 NORWEST ADVANTAGE FUNDS

NW MM SAR (1/99)

THIS REPORT IS FOR DISTRIBUTION ONLY TO SHAREHOLDERS AND
MAY BE DISTRIBUTED TO OTHERS ONLY IF PRECEDED OR ACCOMPANIED BY CURRENT PROSPECTUSES OF THE NORWEST ADVANTAGE FUNDS.

NORWEST ADVANTAGE FUND-REGISTERED TRADEMARK-